United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated Hermes MDT Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/24

Date of Reporting Period: Six months ended 01/31/24

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2024

Share Class | Ticker	A | QAACX	C | QCACX	Institutional | QIACX	R6 | QKACX

Federated Hermes MDT All Cap Core Fund
Fund Established 2002

A Portfolio of Federated Hermes MDT Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2023 through January 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2024, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	28.2%
Financials	14.5%
Health Care	13.5%
Consumer Discretionary	11.2%
Industrials	8.7%
Communication Services	7.0%
Consumer Staples	6.6%
Energy	2.7%
Utilities	2.0%
Real Estate	1.6%
Materials	1.4%
Securities Lending Collateral[2]	0.4%
Cash Equivalents[3]	2.1%
Other Assets and Liabilities—Net[4]	0.1%
TOTAL	100%

1
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry
Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2024 (unaudited)
Shares			Value
		COMMON STOCKS— 97.4%
		Communication Services— 7.0%
104,811	[1]	Alphabet, Inc., Class A	$ 14,684,021
341,396	[1]	Altice USA, Inc.	833,006
145,023	[1]	CarGurus, Inc.	3,370,335
65,486	[1]	Cars.com, Inc.	1,141,421
15,554		Comcast Corp., Class A	723,883
1,561		Electronic Arts, Inc.	214,762
2,244	[1]	Live Nation Entertainment, Inc.	199,380
36,423	[1]	Meta Platforms, Inc.	14,210,069
1,866	[1]	Netflix, Inc.	1,052,629
50,099	[1]	Spotify Technology SA	10,788,820
2,518	[1]	T-Mobile USA, Inc.	405,977
115,050	[1]	ZoomInfo Technologies, Inc.	1,845,402
		TOTAL	49,469,705
		Consumer Discretionary— 11.2%
156,359		Advance Auto Parts, Inc.	10,452,599
27,131	[1]	Airbnb, Inc.	3,910,662
77,387	[1]	Amazon.com, Inc.	12,010,462
564	[1]	AutoZone, Inc.	1,557,841
35,989	[1]	DoorDash, Inc.	3,750,054
8,683	[1]	Duolingo, Inc.	1,553,302
47,545		eBay, Inc.	1,952,673
39,478	[1]	Expedia Group, Inc.	5,855,772
303,627		Gap (The), Inc.	5,674,789
53,197	[1]	Goodyear Tire & Rubber Co.	741,566
14,866		McDonald’s Corp.	4,351,575
2,844		Murphy USA, Inc.	1,002,567
2,196	[1]	O’Reilly Automotive, Inc.	2,246,618
70,475		PVH Corp.	8,475,323
49,746	[1]	Royal Caribbean Cruises, Ltd.	6,342,615
3,413	[1]	Ulta Beauty, Inc.	1,713,497
25,806		Wingstop, Inc.	7,254,325
		TOTAL	78,846,240
		Consumer Staples— 6.6%
56,627		Albertsons Cos., Inc.	1,201,625
31,532		Archer-Daniels-Midland Co.	1,752,548
4,108		Church and Dwight, Inc.	410,184
102,433		Colgate-Palmolive Co.	8,624,859
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Consumer Staples— continued
95,944	[1]	Hain Celestial Group, Inc.	$ 1,027,560
26,920		Kimberly-Clark Corp.	3,256,512
182,226		Kroger Co.	8,407,908
81,605		PepsiCo, Inc.	13,752,891
32,392		Procter & Gamble Co.	5,090,079
20,892		WalMart, Inc.	3,452,403
		TOTAL	46,976,569
		Energy— 2.7%
1,289		Cheniere Energy, Inc.	211,383
6,248		Civitas Resources, Inc.	404,933
17,215		Devon Energy Corp.	723,374
63,055		Marathon Oil Corp.	1,440,807
68,674		Marathon Petroleum Corp.	11,372,414
5,184		ONEOK, Inc.	353,808
2,211		Valero Energy Corp.	307,108
50,712	[1]	Weatherford International PLC	4,541,260
		TOTAL	19,355,087
		Financials— 14.5%
15,876		Aflac, Inc.	1,338,982
27,571		American International Group, Inc.	1,916,460
25,851		Ameriprise Financial, Inc.	9,999,942
7,102		Aon PLC	2,119,450
31,624		Apollo Global Management, Inc.	3,175,050
19,348	[1]	Arch Capital Group Ltd.	1,594,856
113,908		Bank of New York Mellon Corp.	6,317,338
2,614	[1]	Block, Inc.	169,936
9,573		Cboe Global Markets, Inc.	1,759,996
6,548		Chubb Ltd.	1,604,260
5,716	[1,2]	Coinbase Global, Inc.	732,791
11,831		Fidelity National Information Services, Inc.	736,598
17,182	[1]	Fiserv, Inc.	2,437,610
47,662	[1]	Green Dot Corp.	429,435
11,137		Hartford Financial Services Group, Inc.	968,474
46,999		Interactive Brokers Group, Inc., Class A	4,171,161
75,854		Jackson Financial, Inc.	3,798,010
42,507		JPMorgan Chase & Co.	7,411,520
8,306		Marsh & McLennan Cos., Inc.	1,610,035
4,046		Mastercard, Inc.	1,817,585
2,279		MSCI, Inc., Class A	1,364,255
38,160		Northern Trust Corp.	3,039,062
104,053	[1]	PayPal Holdings, Inc.	6,383,652
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Financials— continued
31,747	[1]	PROG Holdings, Inc.	$ 972,728
9,916		Progressive Corp., OH	1,767,527
119,966		Prudential Financial, Inc.	12,588,032
69,350		State Street Corp.	5,122,884
49,944		The Travelers Cos., Inc.	10,556,164
51,304		Virtu Financial, Inc.	861,394
18,529		Visa, Inc., Class A	5,063,235
66,109		Western Union Co.	830,990
		TOTAL	102,659,412
		Health Care— 13.5%
124,785		AbbVie, Inc.	20,514,654
14,396		Amgen, Inc.	4,524,087
27,639	[1,2]	AnaptysBio, Inc.	652,280
10,980	[1]	Biogen, Inc.	2,708,327
20,405		Bristol-Myers Squibb Co.	997,192
77,104	[1]	Centene Corp.	5,806,702
6,630		CVS Health Corp.	493,073
14,678		Dentsply Sirona, Inc.	510,061
243,370	[1]	Elanco Animal Health, Inc.	3,587,274
6,731		Elevance Health, Inc.	3,321,345
7,841		Eli Lilly & Co.	5,062,228
25,086	[1]	GE HealthCare Technologies, Inc.	1,840,309
99,410		Gilead Sciences, Inc.	7,779,827
9,839		Humana, Inc.	3,719,732
72,937	[1]	Incyte Genomics, Inc.	4,286,507
34,108		Johnson & Johnson	5,419,761
4,261		McKesson Corp.	2,130,031
66,227		Merck & Co., Inc.	7,998,897
1,866	[1]	Molina Healthcare, Inc.	665,117
37,635	[1]	Myriad Genetics, Inc.	805,013
34,504	[1]	Nevro Corp.	571,386
25,687	[1]	Omnicell, Inc.	826,351
6,814		Teleflex, Inc.	1,654,644
2,404		The Cigna Group	723,484
2,274	[1]	United Therapeutics Corp.	488,410
9,929		UnitedHealth Group, Inc.	5,081,066
6,908	[1]	Vertex Pharmaceuticals, Inc.	2,993,789
		TOTAL	95,161,547
		Industrials— 8.7%
26,808		3M Co.	2,529,335
9,652		AGCO Corp.	1,180,729
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS— continued
		Industrials— continued
3,602		Allegion PLC	$ 446,252
68,225		Allison Transmission Holdings, Inc.	4,130,341
31,041		Booz Allen Hamilton Holding Corp.	4,369,642
3,037	[1]	Builders Firstsource, Inc.	527,618
20,328		Caterpillar, Inc.	6,104,702
10,526	[1]	Core & Main, Inc.	434,829
9,604		Emerson Electric Co.	880,975
14,325		General Electric Co.	1,896,916
5,544		L3Harris Technologies, Inc.	1,155,480
5,425		Lennox International, Inc.	2,322,768
14,625		Manpower, Inc.	1,084,298
5,990		Masco Corp.	403,067
14,051	[1]	NEXTracker, Inc.	636,089
28,990	[1]	Openlane, Inc.	408,179
3,233	[1]	Parsons Corp.	210,630
40,417		Paychex, Inc.	4,919,961
5,292	[2]	Rockwell Automation, Inc.	1,340,358
7,943		Ryder System, Inc.	902,087
19,159	[1]	SkyWest, Inc.	1,020,408
9,872	[1]	SPX Technologies, Inc.	993,518
18,258		Trane Technologies PLC	4,601,929
394	[1]	Transdigm Group, Inc.	430,516
8,632	[1]	Trex Co., Inc.	703,335
48,662	[1]	Uber Technologies, Inc.	3,176,169
37,605		Verisk Analytics, Inc.	9,082,736
67,921	[1]	XPO, Inc.	5,803,170
		TOTAL	61,696,037
		Information Technology— 28.2%
1,446	[1]	Adobe, Inc.	893,310
189,947		Apple, Inc.	35,026,227
16,429	[1]	Arista Networks, Inc.	4,249,854
7,696		Broadcom, Inc.	9,081,280
23,673	[1]	Cadence Design Systems, Inc.	6,828,714
21,864	[1]	Cirrus Logic, Inc.	1,687,901
110,755		Cisco Systems, Inc.	5,557,686
9,243	[1]	Commvault Systems, Inc.	847,398
31,399	[1]	Crowdstrike Holdings, Inc.	9,184,207
67,370		Dell Technologies, Inc.	5,583,626
81,019	[1]	DXC Technology Co.	1,766,214
78,632	[1]	GoDaddy, Inc.	8,386,889
2,610	[1]	HubSpot, Inc.	1,594,710
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
92,107		Microsoft Corp.	$ 36,619,901
872	[1]	MongoDB, Inc.	349,253
2,174		Motorola Solutions, Inc.	694,593
208,773	[1]	Nutanix, Inc.	11,733,043
26,426		NVIDIA Corp.	16,259,125
15,854	[1]	Palo Alto Networks, Inc.	5,366,738
93,083		Pegasystems, Inc.	4,536,865
6,426	[1]	Qorvo, Inc.	640,929
5,786		Qualcomm, Inc.	859,279
25,862	[1]	Salesforce, Inc.	7,269,550
11,126	[1]	ServiceNow, Inc.	8,515,840
4,694	[1]	Synaptics, Inc.	501,366
2,537	[1]	Synopsys, Inc.	1,353,109
14,816	[1]	Workday, Inc.	4,312,493
49,243	[1]	Zoom Video Communications, Inc.	3,181,590
27,766	[1]	Zscaler, Inc.	6,543,613
		TOTAL	199,425,303
		Materials— 1.4%
41,823	[1]	Axalta Coating Systems Ltd.	1,355,901
25,210	[1]	Knife River Corp.	1,651,003
1,989		Linde PLC	805,207
119,921		Newmont Corp.	4,138,474
3,603		Sherwin-Williams Co.	1,096,681
6,936		Steel Dynamics, Inc.	837,106
		TOTAL	9,884,372
		Real Estate— 1.6%
235,920		Kilroy Realty Corp.	8,436,499
76,810		Macerich Co. (The)	1,212,830
42,302	[2]	SL Green Realty Corp.	1,901,475
		TOTAL	11,550,804
		Utilities— 2.0%
44,651		Constellation Energy Corp.	5,447,422
218,221		Vistra Corp.	8,953,608
		TOTAL	14,401,030
		TOTAL COMMON STOCKS (IDENTIFIED COST $554,348,541)	689,426,106
		INVESTMENT COMPANIES— 2.5%
2,656,797		Federated Hermes Government Obligations Fund, Premier Shares, 5.26%[3]	2,656,797
Semi-Annual Shareholder Report
6

Shares		Value
	INVESTMENT COMPANIES— continued
14,628,129	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[3]	$ 14,633,980
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $17,286,968)	17,290,777
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $571,635,509)[4]	706,716,883
	OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	985,736
	TOTAL NET ASSETS—100%	$707,702,619
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2023	$3,971,612	$12,747,520	$16,719,132
Purchases at Cost	$25,368,726	$79,022,131	$104,390,857
Proceeds from Sales	$(26,683,541)	$(77,142,698)	$(103,826,239)
Change in Unrealized Appreciation/ Depreciation	$—	$2,661	$2,661
Net Realized Gain/(Loss)	$—	$4,366	$4,366
Value as of 1/31/2024	$2,656,797	$14,633,980	$17,290,777
Shares Held as of 1/31/2024	2,656,797	14,628,129	17,284,926
Dividend Income	$68,427	$339,254	$407,681

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report
7

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$35.46	$34.32	$42.75	$31.77	$29.90	$30.01
Income From Investment Operations:
Net investment income (loss)[1]	0.08	0.19	0.08	0.08	0.13	0.16
Net realized and unrealized gain (loss)	3.13	4.26	(1.60)	11.90	2.69	1.81
Total From Investment Operations	3.21	4.45	(1.52)	11.98	2.82	1.97
Less Distributions:
Distributions from net investment income	(0.16)	(0.12)	(0.04)	(0.12)	(0.11)	(0.07)
Distributions from net realized gain	(0.28)	(3.19)	(6.87)	(0.88)	(0.84)	(2.01)
Total Distributions	(0.44)	(3.31)	(6.91)	(1.00)	(0.95)	(2.08)
Net Asset Value, End of Period	$38.23	$35.46	$34.32	$42.75	$31.77	$29.90
Total Return[2]	9.10%	14.35%	(4.95)%	38.40%	9.66%	7.80%
Ratios to Average Net Assets:
Net expenses[3]	1.04%[4]	1.04%	1.04%	1.04%	1.04%	1.08%
Net investment income	0.46%[4]	0.57%	0.22%	0.23%	0.44%	0.57%
Expense waiver/reimbursement[5]	0.14%[4]	0.16%	0.16%	0.17%	0.20%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$157,413	$138,388	$105,590	$109,747	$79,301	$69,221
Portfolio turnover[6]	48%	130%	133%	63%	160%	87%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$31.63	$31.06	$39.55	$29.57	$27.99	$28.37
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.06)	(0.19)	(0.18)	(0.08)	(0.05)
Net realized and unrealized gain (loss)	2.79	3.82	(1.43)	11.04	2.50	1.68
Total From Investment Operations	2.74	3.76	(1.62)	10.86	2.42	1.63
Less Distributions:
Distributions from net realized gain	(0.28)	(3.19)	(6.87)	(0.88)	(0.84)	(2.01)
Net Asset Value, End of Period	$34.09	$31.63	$31.06	$39.55	$29.57	$27.99
Total Return[2]	8.70%	13.50%	(5.67)%	37.37%	8.86%	6.96%
Ratios to Average Net Assets:
Net expenses[3]	1.81%[4]	1.81%	1.81%	1.79%	1.79%	1.85%
Net investment income (loss)	(0.31)%[4]	(0.20)%	(0.55)%	(0.52)%	(0.31)%	(0.20)%
Expense waiver/reimbursement[5]	0.12%[4]	0.14%	0.14%	0.16%	0.21%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,966	$35,028	$33,256	$38,028	$31,030	$32,178
Portfolio turnover[6]	48%	130%	133%	63%	160%	87%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$36.20	$34.96	$43.40	$32.22	$30.29	$30.37
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.29	0.20	0.19	0.22	0.25
Net realized and unrealized gain (loss)	3.21	4.35	(1.63)	12.08	2.74	1.81
Total From Investment Operations	3.35	4.64	(1.43)	12.27	2.96	2.06
Less Distributions:
Distributions from net investment income	(0.26)	(0.21)	(0.14)	(0.21)	(0.19)	(0.13)
Distributions from net realized gain	(0.28)	(3.19)	(6.87)	(0.88)	(0.84)	(2.01)
Total Distributions	(0.54)	(3.40)	(7.01)	(1.09)	(1.03)	(2.14)
Net Asset Value, End of Period	$39.01	$36.20	$34.96	$43.40	$32.22	$30.29
Total Return[2]	9.30%	14.69%	(4.67)%	38.83%	10.01%	8.08%
Ratios to Average Net Assets:
Net expenses[3]	0.74%[4]	0.74%	0.74%	0.74%	0.74%	0.78%
Net investment income	0.76%[4]	0.86%	0.52%	0.52%	0.73%	0.87%
Expense waiver/reimbursement[5]	0.18%[4]	0.21%	0.20%	0.21%	0.25%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$462,978	$413,248	$291,517	$283,822	$243,490	$215,799
Portfolio turnover[6]	48%	130%	133%	63%	160%	87%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$35.29	$34.16	$42.56	$31.62	$29.75	$29.89
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.28	0.20	0.20	0.21	0.23
Net realized and unrealized gain (loss)	3.12	4.26	(1.59)	11.84	2.69	1.79
Total From Investment Operations	3.26	4.54	(1.39)	12.04	2.90	2.02
Less Distributions:
Distributions from net investment income	(0.26)	(0.22)	(0.14)	(0.22)	(0.19)	(0.15)
Distributions from net realized gain	(0.28)	(3.19)	(6.87)	(0.88)	(0.84)	(2.01)
Total Distributions	(0.54)	(3.41)	(7.01)	(1.10)	(1.03)	(2.16)
Net Asset Value, End of Period	$38.01	$35.29	$34.16	$42.56	$31.62	$29.75
Total Return[2]	9.29%	14.73%	(4.66)%	38.84%	10.00%	8.08%
Ratios to Average Net Assets:
Net expenses[3]	0.73%[4]	0.73%	0.73%	0.73%	0.73%	0.81%
Net investment income	0.77%[4]	0.84%	0.53%	0.54%	0.75%	0.78%
Expense waiver/reimbursement[5]	0.12%[4]	0.14%	0.13%	0.15%	0.17%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,347	$40,680	$16,717	$11,513	$8,571	$9,183
Portfolio turnover[6]	48%	130%	133%	63%	160%	87%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
January 31, 2024 (unaudited)

Assets:
Investment in securities, at value including $2,505,315 of securities loaned and $17,290,777 of investments in affiliated holdings* (identified cost $571,635,509, including $17,286,968 of identified cost in affiliated holdings)	$706,716,883
Income receivable	415,261
Income receivable from affiliated holdings	66,000
Receivable for investments sold	4,144,159
Receivable for shares sold	4,444,734
Total Assets	715,787,037
Liabilities:
Payable for investments purchased	4,466,748
Payable for shares redeemed	760,375
Payable to bank	10,316
Payable for collateral due to broker for securities lending (Note 2)	2,656,797
Payable for investment adviser fee (Note 5)	11,485
Payable for administrative fee (Note 5)	1,521
Payable for Directors’/Trustees’ fees (Note 5)	855
Payable for distribution services fee (Note 5)	25,561
Payable for other service fees (Notes 2 and 5)	63,961
Accrued expenses (Note 5)	86,799
Total Liabilities	8,084,418
Net assets for 18,406,390 shares outstanding	$707,702,619
Net Assets Consist of:
Paid-in capital	$554,790,490
Total distributable earnings (loss)	152,912,129
Total Net Assets	$707,702,619
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($157,412,550 ÷ 4,116,979 shares outstanding), no par value, unlimited shares authorized	$38.23
Offering price per share (100/94.50 of $38.23)	$40.46
Redemption proceeds per share	$38.23
Class C Shares:
Net asset value per share ($40,965,616 ÷ 1,201,773 shares outstanding), no par value, unlimited shares authorized	$34.09
Offering price per share	$34.09
Redemption proceeds per share (99.00/100 of $34.09)	$33.75
Institutional Shares:
Net asset value per share ($462,977,714 ÷ 11,868,269 shares outstanding), no par value, unlimited shares authorized	$39.01
Offering price per share	$39.01
Redemption proceeds per share	$39.01
Class R6 Shares:
Net asset value per share ($46,346,739 ÷ 1,219,369 shares outstanding), no par value, unlimited shares authorized	$38.01
Offering price per share	$38.01
Redemption proceeds per share	$38.01

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Operations
Six Months Ended January 31, 2024 (unaudited)

Investment Income:
Dividends (including $339,254 received from affiliated holdings*)	$4,743,460
Net income on securities loaned (includes $68,427 earned from affiliated holdings related to cash collateral balances*) (Note 2)	4,452
TOTAL INCOME	4,747,912
Expenses:
Investment adviser fee (Note 5)	2,206,623
Administrative fee (Note 5)	246,332
Custodian fees	19,842
Transfer agent fees (Note 2)	275,188
Directors’/Trustees’ fees (Note 5)	2,121
Auditing fees	15,227
Legal fees	5,326
Portfolio accounting fees	70,627
Distribution services fee (Note 5)	136,795
Other service fees (Notes 2 and 5)	220,990
Share registration costs	44,058
Printing and postage	21,189
Miscellaneous (Note 5)	16,494
TOTAL EXPENSES	3,280,812
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(385,528)
Reimbursement of other operating expenses (Notes 2 and 5)	(144,370)
TOTAL WAIVER AND REIMBURSEMENTS	(529,898)
Net expenses	2,750,914
Net investment income	1,996,998
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $4,366 on sales of investments in affiliated holdings*)	20,642,523
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $2,661 on investments in affiliated holdings*)	35,591,100
Net realized and unrealized gain (loss) on investments	56,233,623
Change in net assets resulting from operations	$58,230,621

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2024	Year Ended 7/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,996,998	$3,569,855
Net realized gain (loss)	20,642,523	9,610,946
Net change in unrealized appreciation/depreciation	35,591,100	59,153,515
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	58,230,621	72,334,316
Distributions to Shareholders:
Class A Shares	(1,757,230)	(10,876,001)
Class C Shares	(324,651)	(2,939,123)
Institutional Shares	(6,021,769)	(27,856,268)
Class R6 Shares	(627,459)	(1,883,465)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,731,109)	(43,554,857)
Share Transactions:
Proceeds from sale of shares	124,791,515	288,930,323
Net asset value of shares issued to shareholders in payment of distributions declared	7,937,061	40,448,117
Cost of shares redeemed	(101,869,498)	(177,893,339)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	30,859,078	151,485,101
Change in net assets	80,358,590	180,264,560
Net Assets:
Beginning of period	627,344,029	447,079,469
End of period	$707,702,619	$627,344,029
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Notes to Financial Statements
January 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance
Semi-Annual Shareholder Report
17

with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a
Semi-Annual Shareholder Report
18

reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $529,898 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
19

Transfer Agent Fees
For the six months ended January 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$69,660	$(15,473)
Class C Shares	16,906	—
Institutional Shares	185,093	(128,897)
Class R6 Shares	3,529	—
TOTAL	$275,188	$(144,370)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$175,392
Class C Shares	45,598
TOTAL	$220,990
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report
20

Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero.
The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$2,505,315	$2,656,797
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being
Semi-Annual Shareholder Report
21

registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	421,493	$14,774,190	1,343,037	$43,579,194
Shares issued to shareholders in payment of distributions declared	43,132	1,577,866	308,624	9,607,187
Shares redeemed	(250,335)	(8,709,932)	(825,942)	(26,971,340)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	214,290	$7,642,124	825,719	$26,215,041
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	240,221	$7,487,491	376,353	$11,085,689
Shares issued to shareholders in payment of distributions declared	9,495	306,501	99,258	2,761,357
Shares redeemed	(155,446)	(4,859,740)	(438,795)	(12,893,326)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	94,270	$2,934,252	36,816	$953,720
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,656,685	$96,093,910	6,021,803	$201,878,159
Shares issued to shareholders in payment of distributions declared	148,413	5,556,056	836,543	26,592,484
Shares redeemed	(2,350,962)	(83,805,285)	(3,782,618)	(126,125,074)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	454,136	$17,844,681	3,075,728	$102,345,569
Semi-Annual Shareholder Report
22

	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	182,006	$6,435,924	979,784	$32,387,281
Shares issued to shareholders in payment of distributions declared	13,616	496,638	47,982	1,487,089
Shares redeemed	(129,001)	(4,494,541)	(364,328)	(11,903,599)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	66,621	$2,438,021	663,438	$21,970,771
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	829,317	$30,859,078	4,601,701	$151,485,101
4. FEDERAL TAX INFORMATION
At January 31, 2024, the cost of investments for federal tax purposes was $571,635,509. The net unrealized appreciation of investments for federal tax purposes was $135,081,374. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $147,539,933 and unrealized depreciation from investments for those securities having an excess of cost over value of $12,458,559.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.70% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2024, the Adviser voluntarily waived $378,219 of its fee and voluntarily reimbursed $144,370 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2024, the Adviser reimbursed $7,309.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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23

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$136,795
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended January 31, 2024, FSC retained $35,805 of fees paid by the Fund. For the six months ended January 31, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2024, FSC retained $17,583 in sales charges from the sale of Class A Shares. FSC also retained $2,118 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2024, FSSC received $4,257 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSSC, FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related
Semi-Annual Shareholder Report
24

expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.04%, 1.83%, 0.74% and 0.73% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2024, were as follows:
Purchases	$316,308,555
Sales	$296,415,304
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a
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commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2024, the Fund had no outstanding loans. During the six months ended January 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2024, there were no outstanding loans. During the six months ended January 31, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,091.00	$5.47
Class C Shares	$1,000	$1,087.00	$9.50
Institutional Shares	$1,000	$1,093.00	$3.89
Class R6 Shares	$1,000	$1,092.90	$3.84
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.91	$5.28
Class C Shares	$1,000	$1,016.04	$9.17
Institutional Shares	$1,000	$1,021.42	$3.76
Class R6 Shares	$1,000	$1,021.47	$3.71

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.04%
Class C Shares	1.81%
Institutional Shares	0.74%
Class R6 Shares	0.73%
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes MDT All Cap Core Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
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Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
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Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with
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management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund
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management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
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Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes MDT Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT All Cap Core Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
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the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
40

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report
41

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
42

Federated Hermes MDT All Cap Core Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R304
CUSIP 31421R718
36361 (3/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2024

Share Class | Ticker	A | QABGX	C | QCBGX	Institutional | QIBGX	R6 | QKBGX

Federated Hermes MDT Balanced Fund
Fund Established 2002

A Portfolio of Federated Hermes MDT Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2023 through January 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2024, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Equity Securities	56.0%
Corporate Bonds	10.5%
Mortgage Core Fund	9.8%
International Equity Securities (including International Exchange-Traded Funds)	8.4%
U.S. Treasury Securities[2]	5.1%
Asset-Backed Securities	2.5%
Project and Trade Finance Core Fund	2.2%
Emerging Markets Core Fund	1.3%
High Yield Bond Core Fund	0.9%
Collateralized Mortgage Obligations	0.6%
Commercial Mortgage-Backed Securities	0.5%
Government Agency	0.1%
Mortgage-Backed Securities	0.1%
Bank Loan Core Fund[3]	0.0%
Derivative Contracts[3,4]	0.0%
Municipal Bond[3]	0.0%
Cash Equivalents[5]	2.4%
Other Assets and Liabilities—Net[6]	(0.4)%
TOTAL	100%
Semi-Annual Shareholder Report

At January 31, 2024, the Fund’s sector composition7 for its equity securities (excluding exchange-traded funds) was as follows:
Sector Composition	Percentage of Equity Securities
Information Technology	27.3%
Financials	14.1%
Health Care	13.1%
Consumer Discretionary	10.8%
Industrials	9.1%
Communication Services	7.1%
Consumer Staples	6.4%
Real Estate	5.2%
Energy	2.7%
Utilities	2.2%
Materials	2.0%
Total	100%

1
See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

2	Includes U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
3	Represents less than 0.1%.
4
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2024 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS— 58.4%
		Communication Services— 4.2%
17,774	[1]	Alphabet, Inc., Class A	$ 2,490,137
83,798	[1]	Altice USA, Inc.	204,467
19,336	[1]	CarGurus, Inc.	449,369
21,112	[1]	Cars.com, Inc.	367,982
2,819		Comcast Corp., Class A	131,196
789		Electronic Arts, Inc.	108,551
751	[1]	Live Nation Entertainment, Inc.	66,726
6,026	[1]	Meta Platforms, Inc.	2,350,984
255	[1]	Netflix, Inc.	143,848
9,445	[1]	Spotify Technology SA	2,033,981
22,156	[1]	ZoomInfo Technologies, Inc.	355,382
		TOTAL	8,702,623
		Consumer Discretionary— 6.3%
27,106		Advance Auto Parts, Inc.	1,812,036
4,648	[1]	Airbnb, Inc.	669,963
11,947	[1]	Amazon.com, Inc.	1,854,174
171	[1]	AutoZone, Inc.	472,324
4,472	[1]	DoorDash, Inc.	465,982
4,559		eBay, Inc.	187,238
7,687	[1]	Expedia Group, Inc.	1,140,213
22,641		Ford Motor Co.	265,352
50,686		Gap (The), Inc.	947,321
1,120		Genuine Parts Co.	157,058
15,297	[1]	Goodyear Tire & Rubber Co.	213,240
2,555		McDonald’s Corp.	747,900
644		Murphy USA, Inc.	227,023
480	[1]	O’Reilly Automotive, Inc.	491,064
12,033		PVH Corp.	1,447,089
7,897	[1]	Royal Caribbean Cruises, Ltd.	1,006,867
72	[1]	Ulta Beauty, Inc.	36,148
12,680	[1]	Under Armour, Inc., Class A	96,622
3,419		Wingstop, Inc.	961,115
		TOTAL	13,198,729
		Consumer Staples— 3.8%
11,638		Albertsons Cos., Inc.	246,958
914		Archer-Daniels-Midland Co.	50,800
271		Coca-Cola Bottling Co.	233,437
16,297		Colgate-Palmolive Co.	1,372,207
228		Costco Wholesale Corp.	158,433
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Consumer Staples— continued
20,502	[1]	Hain Celestial Group, Inc.	$ 219,577
4,076		Kimberly-Clark Corp.	493,074
32,814		Kroger Co.	1,514,038
15,010		PepsiCo, Inc.	2,529,635
5,517		Procter & Gamble Co.	866,941
1,180		WalMart, Inc.	194,995
		TOTAL	7,880,095
		Energy— 1.6%
2,715		Devon Energy Corp.	114,084
21,158		Marathon Oil Corp.	483,460
12,571		Marathon Petroleum Corp.	2,081,758
383		Valero Energy Corp.	53,199
7,194	[1]	Weatherford International PLC	644,223
		TOTAL	3,376,724
		Financials— 8.2%
1,251		Aflac, Inc.	105,509
4,561		Ameriprise Financial, Inc.	1,764,332
878		Aon PLC	262,021
4,768		Apollo Global Management, Inc.	478,707
886	[1]	Arch Capital Group Ltd.	73,033
23,433		Bank of New York Mellon Corp.	1,299,594
1,376	[1]	Block, Inc.	89,454
1,512		Cboe Global Markets, Inc.	277,981
776		Chubb Ltd.	190,120
1,229	[1]	Coinbase Global, Inc.	157,558
2,762		Corebridge Financial, Inc.	66,758
2,776		Fidelity National Information Services, Inc.	172,834
3,724	[1]	Fiserv, Inc.	528,324
9,581	[1]	Green Dot Corp.	86,325
15,952		Huntington Bancshares, Inc.	203,069
9,784		Interactive Brokers Group, Inc., Class A	868,330
16,137		Jackson Financial, Inc.	807,980
6,164		JPMorgan Chase & Co.	1,074,755
1,091		Marsh & McLennan Cos., Inc.	211,479
516		Mastercard, Inc.	231,803
367		MSCI, Inc., Class A	219,694
8,618		Northern Trust Corp.	686,337
15,914	[1]	PayPal Holdings, Inc.	976,324
886		Progressive Corp., OH	157,929
19,222		Prudential Financial, Inc.	2,016,964
11,415		State Street Corp.	843,226
894		Synchrony Financial	34,750
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Financials— continued
8,587		The Travelers Cos., Inc.	$ 1,814,948
12,645		Virtu Financial, Inc.	212,310
3,347		Visa, Inc., Class A	914,601
31,056		Western Union Co.	390,374
		TOTAL	17,217,423
		Health Care— 7.6%
20,284		AbbVie, Inc.	3,334,690
377	[1]	Align Technology, Inc.	100,780
2,568		Amgen, Inc.	807,020
7,913	[1]	AnaptysBio, Inc.	186,747
1,825		Baxter International, Inc.	70,609
1,842	[1]	Biogen, Inc.	454,348
1,918		Bristol-Myers Squibb Co.	93,733
12,949	[1]	Centene Corp.	975,189
15,524	[1]	Community Health Systems, Inc.	56,973
3,717		CVS Health Corp.	276,433
1,469		Dentsply Sirona, Inc.	51,048
51,357	[1]	Elanco Animal Health, Inc.	757,002
784		Elevance Health, Inc.	386,857
1,814		Eli Lilly & Co.	1,171,137
4,291	[1]	GE HealthCare Technologies, Inc.	314,788
16,697		Gilead Sciences, Inc.	1,306,707
1,688		Humana, Inc.	638,165
11,363	[1]	Incyte Genomics, Inc.	667,803
5,156		Johnson & Johnson	819,288
627		McKesson Corp.	313,431
10,431		Merck & Co., Inc.	1,259,856
407	[1]	Molina Healthcare, Inc.	145,071
6,587	[1]	Myriad Genetics, Inc.	140,896
6,280	[1]	Nevro Corp.	103,997
5,672	[1]	Omnicell, Inc.	182,468
1,736	[1]	Teladoc Health, Inc.	33,730
724		Teleflex, Inc.	175,809
242		The Cigna Group	72,830
1,380		UnitedHealth Group, Inc.	706,201
907	[1]	Vertex Pharmaceuticals, Inc.	393,076
		TOTAL	15,996,682
		Industrials— 5.4%
4,048		3M Co.	381,929
1,710		AGCO Corp.	209,184
1,571		Allegion PLC	194,631
6,772		Allison Transmission Holdings, Inc.	409,977
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Industrials— continued
732	[1]	Boeing Co.	$ 154,481
5,262		Booz Allen Hamilton Holding Corp.	740,732
478	[1]	Builders Firstsource, Inc.	83,043
2,601		Caterpillar, Inc.	781,106
2,932	[1]	Core & Main, Inc.	121,121
576		Emerson Electric Co.	52,837
3,615		General Electric Co.	478,698
1,087		L3Harris Technologies, Inc.	226,553
2,095		Lennox International, Inc.	896,995
1,342		Manpower, Inc.	99,496
501		Masco Corp.	33,712
4,602	[1]	NEXTracker, Inc.	208,333
2,489		Otis Worldwide Corp.	220,127
575		PACCAR, Inc.	57,724
9,954		Paychex, Inc.	1,211,700
17,484		Pitney Bowes, Inc.	71,859
592		Rockwell Automation, Inc.	149,942
984		Ryder System, Inc.	111,753
6,476	[1]	SPX Technologies, Inc.	651,745
2,168		Trane Technologies PLC	546,444
12,099	[1]	Uber Technologies, Inc.	789,702
6,890		Verisk Analytics, Inc.	1,664,142
7,809	[1]	XPO, Inc.	667,201
		TOTAL	11,215,167
		Information Technology— 15.9%
32,171		Apple, Inc.	5,932,332
2,550	[1]	Arista Networks, Inc.	659,634
2,290	[1]	Box, Inc.	59,494
1,931	[1]	Braze, Inc.	104,371
1,213		Broadcom, Inc.	1,431,340
3,897	[1]	Cadence Design Systems, Inc.	1,124,129
3,677	[1]	Cerence, Inc.	73,614
4,701	[1]	Cirrus Logic, Inc.	362,917
15,991		Cisco Systems, Inc.	802,428
2,931	[1]	Commvault Systems, Inc.	268,714
5,491	[1]	Crowdstrike Holdings, Inc.	1,606,117
11,152		Dell Technologies, Inc.	924,278
14,042	[1]	DXC Technology Co.	306,116
707	[1]	Fortinet, Inc.	45,594
13,034	[1]	GoDaddy, Inc.	1,390,206
14,151		Hewlett Packard Enterprise Co.	216,369
448	[1]	HubSpot, Inc.	273,728
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Information Technology— continued
14,833		Microsoft Corp.	$ 5,897,304
268	[1]	MongoDB, Inc.	107,339
35,024	[1]	Nutanix, Inc.	1,968,349
4,280		NVIDIA Corp.	2,633,356
2,678	[1]	Palo Alto Networks, Inc.	906,530
18,478		Pegasystems, Inc.	900,618
587		Qualcomm, Inc.	87,175
4,780	[1]	Salesforce, Inc.	1,343,610
2,162	[1]	ServiceNow, Inc.	1,654,795
523	[1]	Synopsys, Inc.	278,942
7,238		Vishay Intertechnology, Inc.	157,282
1,978	[1]	Workday, Inc.	575,736
9,197		Xerox Holdings Corp.	169,777
3,591	[1]	Zoom Video Communications, Inc.	232,015
3,905	[1]	Zscaler, Inc.	920,291
		TOTAL	33,414,500
		Materials— 1.1%
3,051	[1]	Axalta Coating Systems Ltd.	98,914
2,792	[1]	Berry Global Group, Inc.	182,764
4,793	[1]	Knife River Corp.	313,894
5,479		Mosaic Co./The	168,260
34,498		Newmont Corp.	1,190,526
593		Sherwin-Williams Co.	180,497
2,236		Steel Dynamics, Inc.	269,863
		TOTAL	2,404,718
		Real Estate— 3.0%
12,500		Acadia Realty Trust	213,250
4,600		American Homes 4 Rent	161,230
700		Avalonbay Communities, Inc.	125,307
6,500		Brixmor Property Group, Inc.	145,860
6,500		Cubesmart	280,930
2,000		Digital Realty Trust, Inc.	280,920
1,750		EastGroup Properties, Inc.	310,502
2,400		EPR PPTYS	106,248
450		Equinix, Inc.	373,396
2,000		Extra Space Storage, Inc.	288,880
8,000		Host Hotels & Resorts, Inc.	153,760
3,200		Invitation Homes, Inc.	105,376
14,000		Kite Realty Group Trust	299,600
18,500		Macerich Co. (The)	292,115
22,000		Park Hotels & Resorts, Inc.	331,760
11,000		Pebblebrook Hotel Trust	167,420
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Real Estate— continued
3,800		ProLogis, Inc.	$ 481,422
3,500		Rexford Industrial Realty, Inc.	184,065
2,900		Ryman Hospitality Properties, Inc.	318,710
3,000		Simon Property Group, Inc.	415,830
1,850		Sun Communities, Inc.	231,898
6,300		Urban Edge Properties	108,801
2,200		Ventas, Inc.	102,058
12,900		VICI Properties, Inc.	388,548
5,400		Welltower, Inc.	467,154
		TOTAL	6,335,040
		Utilities— 1.3%
9,297		Constellation Energy Corp.	1,134,234
38,165		Vistra Corp.	1,565,910
		TOTAL	2,700,144
		TOTAL COMMON STOCKS (IDENTIFIED COST $99,664,994)	122,441,845
		CORPORATE BONDS— 10.5%
		Basic Industry - Chemicals— 0.0%
$ 10,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	10,092
		Basic Industry - Metals & Mining— 0.1%
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	200,134
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	14,920
		TOTAL	215,054
		Capital Goods - Aerospace & Defense— 0.5%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	138,748
275,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	273,496
110,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	108,047
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	250,166
170,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	166,537
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	12,847
40,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.376% (3-month USLIBOR +1.996%), 2/15/2042	33,889
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	49,110
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	49,940
		TOTAL	1,082,780
		Capital Goods - Building Materials— 0.2%
200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	196,727
85,000		Carrier Global Corp., Sr. Unsecd. Note, 144A, 6.200%, 3/15/2054	96,284
		TOTAL	293,011
		Capital Goods - Construction Machinery— 0.2%
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	203,473
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Capital Goods - Construction Machinery— continued
$ 255,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	$ 252,965
	TOTAL	456,438
	Capital Goods - Diversified Manufacturing— 0.1%
60,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	54,410
175,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	148,701
	TOTAL	203,111
	Communications - Cable & Satellite— 0.2%
300,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	259,160
145,000	Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	95,031
15,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	13,370
10,000	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	9,606
	TOTAL	377,167
	Communications - Media & Entertainment— 0.0%
30,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	29,665
	Communications - Telecom Wireless— 0.5%
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.700%, 6/15/2026	145,377
350,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	346,026
300,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	300,459
180,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2055	182,263
	TOTAL	974,125
	Communications - Telecom Wirelines— 0.2%
12,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 9/15/2053	8,577
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	223,960
11,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2059	7,770
5,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	4,726
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	144,255
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	82,030
	TOTAL	471,318
	Consumer Cyclical - Automotive— 0.3%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.050%, 3/5/2031	276,518
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	148,778
10,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	9,956
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	179,772
10,000	Mercedes-Benz Finance NA, LLC Co. Guarantee, 8.500%, 1/18/2031	12,425
	TOTAL	627,449
	Consumer Cyclical - Retailers— 0.3%
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	163,587
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	244,734
250,000	WalMart, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2053	237,596
	TOTAL	645,917
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Consumer Cyclical - Services— 0.1%
$ 125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.800%, 12/5/2024	$ 123,835
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	13,635
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	10,177
70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	68,411
15,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	14,488
	TOTAL	230,546
	Consumer Non-Cyclical - Food/Beverage— 0.4%
30,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	29,664
300,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	298,170
300,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	287,327
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	261,487
15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	14,554
	TOTAL	891,202
	Consumer Non-Cyclical - Health Care— 0.2%
15,000	CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	14,860
105,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 6.377%, 11/22/2052	119,902
300,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	304,751
	TOTAL	439,513
	Consumer Non-Cyclical - Pharmaceuticals— 0.2%
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	439,531
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	13,235
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	9,011
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	13,703
	TOTAL	475,480
	Consumer Non-Cyclical - Tobacco— 0.2%
450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	471,260
	Energy - Independent— 0.1%
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	114,349
20,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	19,132
125,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	139,279
	TOTAL	272,760
	Energy - Integrated— 0.4%
135,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	130,639
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	292,467
170,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	170,915
5,000	ConocoPhillips Co., Sr. Unsecd. Note, 4.025%, 3/15/2062	4,000
270,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	264,841
	TOTAL	862,862
	Energy - Midstream— 0.5%
125,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	110,567
115,000	Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	113,486
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS— continued
		Energy - Midstream— continued
$ 75,000		Energy Transfer LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	$ 75,000
20,000		Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	20,296
115,000		Energy Transfer LP, Sr. Unsecd. Note, 5.950%, 5/15/2054	115,417
10,000		Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	10,216
170,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	167,212
20,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	22,143
40,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	39,201
5,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	4,504
190,000		ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	200,067
70,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	64,120
10,000		Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	9,806
		TOTAL	952,035
		Energy - Oil Field Services— 0.1%
200,000		Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	200,604
		Energy - Refining— 0.0%
15,000		HF Sinclair Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	15,179
15,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	12,727
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	10,902
15,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	14,830
		TOTAL	53,638
		Financial Institution - Banking— 2.2%
350,000		Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	352,278
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	292,623
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	196,851
15,000		Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	14,880
15,000		Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	14,868
20,000		Bank of New York Mellon, N.A., Sr. Unsecd. Note, 3.400%, 5/15/2024	19,869
165,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	141,396
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	245,117
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	164,668
300,000		Citigroup, Inc., Sr. Unsecd. Note, 3.785%, 3/17/2033	270,769
370,000		Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	372,987
15,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	14,711
75,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	75,547
30,000		Comerica, Inc., 3.800%, 7/22/2026	28,461
250,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	247,871
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	167,183
10,000	[3]	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 10/1/2024	10,018
25,000	[3]	JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 8/1/2024	24,783
15,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	13,217
110,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	111,831
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 100,000		Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	$ 85,381
180,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	180,167
15,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	14,813
240,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	245,105
300,000		State Street Corp., Sr. Unsecd. Note, 5.159%, 5/18/2034	302,320
10,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	9,024
300,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	307,446
300,000		US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	309,730
250,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	201,663
10,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	9,814
200,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	204,053
10,000		Westpac Banking Corp., Sub., Series GMTN, 4.322%, 11/23/2031	9,696
		TOTAL	4,659,140
		Financial Institution - Broker/Asset Mgr/Exchange— 0.1%
80,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	78,094
70,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	68,656
		TOTAL	146,750
		Financial Institution - Finance Companies— 0.1%
220,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	224,960
		Financial Institution - Insurance - Health— 0.2%
300,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	284,432
		Financial Institution - Insurance - Life— 0.3%
400,000		AIA Group Ltd., Sub., 144A, 3.200%, 9/16/2040	301,320
15,000	[2]	MetLife, Inc., Jr. Sub. Note, 6.400% (3-month USLIBOR +2.205%), 12/15/2036	15,321
10,000	[2]	MetLife, Inc., Jr. Sub. Note, 10.750% (3-month USLIBOR +7.548%), 8/1/2039	13,588
250,000		MetLife, Inc., Sr. Unsecd. Note, 3.600%, 4/10/2024	249,080
15,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	17,246
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	53,529
		TOTAL	650,084
		Financial Institution - Insurance - P&C— 0.0%
10,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	9,052
55,000		Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	44,655
		TOTAL	53,707
		Financial Institution - REIT - Apartment— 0.1%
200,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	157,294
70,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	66,592
		TOTAL	223,886
		Financial Institution - REIT - Healthcare— 0.1%
185,000		Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	174,661
		Financial Institution - REIT - Office— 0.0%
70,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	67,540
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Financial Institution - REIT - Other— 0.1%
$ 75,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	$ 74,779
	Financial Institution - REITs— 0.0%
60,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	53,689
	Technology— 0.7%
10,000	Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	8,855
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	55,058
220,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.150%, 4/15/2032	207,574
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	18,543
240,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	245,260
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	103,223
265,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	260,731
7,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	5,029
8,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	7,303
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	539,506
	TOTAL	1,451,082
	Technology Services— 0.0%
5,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	4,528
	Transportation - Airlines— 0.1%
30,000	Delta Air Lines, Inc., Sr. Unsecd. Note, 2.900%, 10/28/2024	29,350
110,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	110,133
	TOTAL	139,483
	Transportation - Railroads— 0.1%
225,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.125%, 6/1/2026	216,334
	Transportation - Services— 0.2%
15,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	15,606
20,000	FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	18,243
210,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	213,901
125,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	123,779
	TOTAL	371,529
	Utility - Electric— 1.1%
200,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	138,040
90,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	82,638
70,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	70,620
300,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	295,551
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	115,898
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	164,239
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	194,081
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	106,973
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	29,837
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS— continued
		Utility - Electric— continued
$ 250,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	$ 240,589
175,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	168,925
250,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.450%, 4/1/2053	254,800
300,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	246,125
170,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	172,415
		TOTAL	2,280,731
		Utility - Natural Gas— 0.2%
445,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	447,352
5,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	5,313
		TOTAL	452,665
		Utility - Other— 0.1%
125,000		National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	128,735
		TOTAL CORPORATE BONDS (IDENTIFIED COST $22,801,763)	21,894,742
		U.S. TREASURIES— 5.1%
		Treasury Inflation-Indexed Note— 1.3%
1,415,498		U.S. Treasury Inflation-Protected Notes, 1.375%, 7/15/2033	1,382,433
1,353,429		U.S. Treasury Inflation-Protected Notes, 2.375%, 10/15/2028	1,399,741
		TOTAL	2,782,174
		U.S. Treasury Bond— 1.8%
1,200,000	[4]	United States Treasury Bond, 2.000%, 8/15/2051	756,750
275,000		United States Treasury Bond, 2.000%, 2/15/2054	272,641
780,000		United States Treasury Bond, 2.250%, 2/15/2052	522,600
125,000		United States Treasury Bond, 3.000%, 8/15/2052	98,965
50,000		United States Treasury Bond, 3.250%, 5/15/2042	43,242
225,000		United States Treasury Bond, 3.375%, 8/15/2042	197,895
65,000		United States Treasury Bond, 3.625%, 5/15/2053	58,317
1,750,000		United States Treasury Bond, 4.125%, 8/15/2053	1,718,008
		TOTAL	3,668,418
		U.S. Treasury Note— 2.0%
250,000		United States Treasury Note, 1.250%, 12/31/2026	231,289
275,000		United States Treasury Note, 1.875%, 2/15/2034	277,032
500,000		United States Treasury Note, 2.375%, 3/31/2029	464,648
275,000		United States Treasury Note, 2.500%, 3/31/2027	262,990
500,000		United States Treasury Note, 2.750%, 5/31/2029	472,578
550,000		United States Treasury Note, 3.125%, 8/31/2029	528,688
150,000		United States Treasury Note, 4.000%, 1/31/2029	150,901
100,000		United States Treasury Note, 4.000%, 7/31/2030	100,461
600,000		United States Treasury Note, 4.125%, 9/30/2027	603,609
820,000		United States Treasury Note, 4.125%, 7/31/2028	827,688
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	U.S. TREASURIES— continued
	U.S. Treasury Note— continued
$ 350,000	United States Treasury Note, 4.375%, 11/30/2030	$ 359,406
	TOTAL	4,279,290
	TOTAL U.S. TREASURIES (IDENTIFIED COST $11,374,712)	10,729,882
	ASSET-BACKED SECURITIES— 2.5%
	Auto Receivables— 1.0%
300,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	309,139
100,000	Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	100,112
165,158	Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	163,605
300,000	Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	297,669
250,000	Santander Drive Auto Receivables Trust 2023-3, Class C, 5.770%, 11/15/2030	253,439
225,000	SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	227,091
250,000	Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	252,276
250,000	Toyota Auto Loan Extended Note 2023-1A, Class A, 4.930%, 6/25/2036	251,995
177,869	Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	177,072
90,000	World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	85,278
	TOTAL	2,117,676
	Credit Card— 0.4%
345,000	First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	346,822
400,000	Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	360,681
	TOTAL	707,503
	Equipment Lease— 0.7%
200,000	Dell Equipment Finance Trust 2023-2, Class C, 6.060%, 1/22/2029	201,316
200,000	DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	200,687
500,000	HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	486,401
300,000	Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	301,721
300,000	MMAF Equipment Finance LLC 2023-A, Class A4, 5.500%, 12/13/2038	302,996
	TOTAL	1,493,121
	Other— 0.3%
450,000	PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	450,347
225,000	PFS Financing Corp. 2023-B, Class A, 5.270%, 5/15/2028	226,524
	TOTAL	676,871
	Student Loans— 0.1%
184,656	Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	162,202
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,211,862)	5,157,373
	COLLATERALIZED MORTGAGE OBLIGATIONS— 0.6%
	Commercial Mortgage— 0.2%
150,000	Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	159,446
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Commercial Mortgage— continued
$ 190,000		Bank, Class A4, 3.488%, 11/15/2050	$ 178,012
200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	185,539
		TOTAL	522,997
		Federal Home Loan Mortgage Corporation— 0.2%
1,465		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	1,511
250,000		Federal Home Loan Mortgage Corp. REMIC, Series K161, Class A2, 4.900%, 10/25/2033	256,589
200,000		Federal Home Loan Mortgage Corp. REMIC, Series K754, Class A2, 4.940%, 11/25/2030	204,801
		TOTAL	462,901
		Federal National Mortgage Association— 0.0%
204		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	200
		Non-Agency Mortgage— 0.2%
12	[3]	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 7.563%, 3/25/2031	11
378,187		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	335,021
		TOTAL	335,032
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,344,778)	1,321,130
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 0.5%
		Commercial Mortgage— 0.2%
200,000		BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	212,774
200,000		BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	202,075
		TOTAL	414,849
		Federal Home Loan Mortgage Corporation— 0.3%
13,709		Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	13,482
234,039		Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 10/25/2029	212,109
350,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	332,983
		TOTAL	558,574
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,021,669)	973,423
		MORTGAGE-BACKED SECURITIES— 0.1%
		Federal Home Loan Mortgage Corporation— 0.0%
19,482		Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	18,785
		Federal National Mortgage Association— 0.1%
4,915		Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	5,063
530		Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	543
20,049		Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	19,360
34,844		Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	32,658
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 26,611	Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	$ 26,423
12,302	Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	11,171
14,874	Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	13,512
7,373	Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	7,139
13,979	Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	13,410
7,816	Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	6,987
10,307	Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	9,529
12,576	Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	11,630
9,478	Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	8,348
6,501	Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	6,010
20,419	Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	18,329
9,277	Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	8,603
14,725	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	14,977
17,113	Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	16,987
20,803	Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	18,875
19,259	Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	18,192
	TOTAL	267,746
	Government National Mortgage Association— 0.0%
11,879	Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	11,164
7,590	Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	7,363
	TOTAL	18,527
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $329,486)	305,058
	GOVERNMENT AGENCY— 0.1%
	Federal National Mortgage Association— 0.1%
250,000	Federal National Mortgage Association Notes, 0.625%, 4/22/2025 (IDENTIFIED COST $249,872)	238,214
	MUNICIPAL BOND— 0.0%
30,000	Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $32,614)	30,834
	EXCHANGE-TRADED FUNDS— 6.0%
40,700	iShares Core MSCI Emerging Markets ETF	1,971,915
141,500	iShares MSCI EAFE ETF	10,613,915
	Total Exchange-Traded Funds (IDENTIFIED COST $11,380,526)	12,585,830
	INVESTMENT COMPANIES— 16.6%
1,407	Bank Loan Core Fund	12,255
294,266	Emerging Markets Core Fund	2,404,149
5,120,311	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[5]	5,122,359
345,348	High Yield Bond Core Fund	1,916,681
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	INVESTMENT COMPANIES— continued
2,453,272	Mortgage Core Fund	$ 20,607,489
525,744	Project and Trade Finance Core Fund	4,626,551
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $36,471,585)	34,689,484
	TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $189,883,861)[6]	210,367,815
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[7]	(816,389)
	TOTAL NET ASSETS—100%	$209,551,426
At January 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Long Bond Long Futures	2	$244,688	March 2024	$13,381
United States Treasury Notes 2-Year Long Futures	15	$3,084,844	March 2024	$(434)
United States Treasury Notes 5-Year Long Futures	87	$9,429,984	March 2024	$127,172
United States Treasury Notes 10-Year Long Futures	8	$898,625	March 2024	$18,257
United States Treasury Notes 10-Year Ultra Long Futures	14	$1,636,250	March 2024	$18,998
Short Futures:
United States Treasury Ultra Bond Short Futures	14	$1,809,063	March 2024	$(76,563)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$100,811
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2024, were as follows:
Affiliates	Value as of 7/31/2023	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$11,640	$589	$—
Emerging Markets Core Fund	$1,790,027	$938,711	$(382,000)
Federated Hermes Government Obligations Fund, Premier Shares	$404,597	$111,067,897	$(111,472,494)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$2,602,447	$21,308,373	$(18,790,272)
High Yield Bond Core Fund	$1,929,131	$62,545	$(123,000)
Mortgage Core Fund	$21,650,227	$1,686,316	$(2,892,750)
Project and Trade Finance Core Fund	$4,440,858	$159,866	$—
TOTAL OF AFFILIATED TRANSACTIONS	$32,828,927	$135,224,297	$(133,660,516)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 1/31/2024	Shares Held as of 1/31/2024	Dividend Income
$26	$—	$12,255	1,407	$590
$44,680	$12,731	$2,404,149	294,266	$88,651
$—	$—	$—	—	$—
$1,194	$617	$5,122,359	5,120,311	$110,629
$52,129	$(4,124)	$1,916,681	345,348	$1,635
$415,962	$(252,266)	$20,607,489	2,453,272	$461,518
$25,827	$—	$4,626,551	525,744	$159,923
$539,818	$(243,042)	$34,689,484	8,740,348	$822,946

1	Non-income-producing security.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Perpetual Bond Security. The maturity date reflects the next call date.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-day net yield.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$117,391,611	$—	$—	$117,391,611
International	5,050,234	—	—	5,050,234
Debt Securities:
Corporate Bonds	—	21,894,742	—	21,894,742
U.S. Treasuries	—	10,729,882	—	10,729,882
Asset-Backed Securities	—	5,157,373	—	5,157,373
Collateralized Mortgage Obligations	—	1,321,130	—	1,321,130
Commercial Mortgage-Backed Securities	—	973,423	—	973,423
Mortgage-Backed Securities	—	305,058	—	305,058
Government Agency	—	238,214	—	238,214
Municipal Bond	—	30,834	—	30,834
Exchange-Traded Funds	12,585,830	—	—	12,585,830
Investment Companies[1]	30,062,933	—	—	34,689,484
TOTAL SECURITIES	$165,090,608	$40,650,656	$—	$210,367,815
Other Financial Instruments:[2]
Assets	$177,808	$—	$—	$177,808
Liabilities	(76,997)	—	—	(76,997)
TOTAL OTHER FINANCIAL INSTRUMENTS	$100,811	$—	$—	$100,811

1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $4,626,551 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes
Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.51	$19.57	$23.18	$19.59	$18.71	$19.59
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.28	0.16	0.16	0.19	0.25
Net realized and unrealized gain (loss)	0.99	0.85	(1.60)	4.30	1.46	0.57
Total From Investment Operations	1.13	1.13	(1.44)	4.46	1.65	0.82
Less Distributions:
Distributions from net investment income	(0.29)	(0.09)	(0.13)	(0.07)	(0.24)	(0.19)
Distributions from net realized gain	—	(1.10)	(2.04)	(0.80)	(0.53)	(1.51)
Total Distributions	(0.29)	(1.19)	(2.17)	(0.87)	(0.77)	(1.70)
Net Asset Value, End of Period	$20.35	$19.51	$19.57	$23.18	$19.59	$18.71
Total Return[2]	5.80%	6.28%	(7.05)%	23.31%	9.08%	5.28%
Ratios to Average Net Assets:
Net expenses[3]	1.31%[4]	1.31%	1.30%	1.31%	1.31%	1.31%
Net investment income	1.46%[4]	1.48%	0.73%	0.77%	1.04%	1.35%
Expense waiver/reimbursement[5]	0.03%[4]	0.04%	0.01%	0.04%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$121,326	$115,519	$114,889	$124,559	$95,559	$84,243
Portfolio turnover[6]	37%	104%	110%	61%	152%	92%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.02	$19.16	$22.78	$19.35	$18.50	$19.31
Income From Investment Operations:
Net investment income (loss)[1]	0.06	0.14	(0.01)	0.00[2]	0.05	0.11
Net realized and unrealized gain (loss)	0.95	0.82	(1.57)	4.23	1.43	0.59
Total From Investment Operations	1.01	0.96	(1.58)	4.23	1.48	0.70
Less Distributions:
Distributions from net investment income	(0.13)	—	—	—	(0.10)	(0.00)[2]
Distributions from net realized gain	—	(1.10)	(2.04)	(0.80)	(0.53)	(1.51)
Total Distributions	(0.13)	(1.10)	(2.04)	(0.80)	(0.63)	(1.51)
Net Asset Value, End of Period	$19.90	$19.02	$19.16	$22.78	$19.35	$18.50
Total Return[3]	5.34%	5.45%	(7.76)%	22.37%	8.25%	4.54%
Ratios to Average Net Assets:
Net expenses[4]	2.10%[5]	2.10%	2.06%	2.06%	2.06%	2.06%
Net investment income (loss)	0.68%[5]	0.69%	(0.05)%	0.01%	0.29%	0.60%
Expense waiver/reimbursement[6]	0.00%[5,7]	0.01%	0.01%	0.05%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,516	$11,890	$13,503	$16,941	$15,043	$15,492
Portfolio turnover[8]	37%	104%	110%	61%	152%	92%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.62	$19.67	$23.28	$19.67	$18.78	$19.64
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.33	0.21	0.22	0.24	0.30
Net realized and unrealized gain (loss)	0.98	0.86	(1.60)	4.30	1.46	0.58
Total From Investment Operations	1.15	1.19	(1.39)	4.52	1.70	0.88
Less Distributions:
Distributions from net investment income	(0.37)	(0.14)	(0.18)	(0.11)	(0.28)	(0.23)
Distributions from net realized gain	—	(1.10)	(2.04)	(0.80)	(0.53)	(1.51)
Total Distributions	(0.37)	(1.24)	(2.22)	(0.91)	(0.81)	(1.74)
Net Asset Value, End of Period	$20.40	$19.62	$19.67	$23.28	$19.67	$18.78
Total Return[2]	5.88%	6.57%	(6.82)%	23.59%	9.33%	5.61%
Ratios to Average Net Assets:
Net expenses[3]	1.06%[4]	1.06%	1.06%	1.06%	1.06%	1.06%
Net investment income	1.71%[4]	1.74%	0.97%	1.02%	1.29%	1.62%
Expense waiver/reimbursement[5]	0.04%[4]	0.04%	0.01%	0.04%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$73,863	$69,433	$65,157	$73,997	$54,440	$53,035
Portfolio turnover[6]	37%	104%	110%	61%	152%	92%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.56	$19.63	$23.24	$19.61	$18.74	$19.62
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.32	0.22	0.22	0.24	0.27
Net realized and unrealized gain (loss)	0.98	0.87	(1.61)	4.31	1.44	0.60
Total From Investment Operations	1.15	1.19	(1.39)	4.53	1.68	0.87
Less Distributions:
Distributions from net investment income	(0.37)	(0.16)	(0.18)	(0.10)	(0.28)	(0.24)
Distributions from net realized gain	—	(1.10)	(2.04)	(0.80)	(0.53)	(1.51)
Total Distributions	(0.37)	(1.26)	(2.22)	(0.90)	(0.81)	(1.75)
Net Asset Value, End of Period	$20.34	$19.56	$19.63	$23.24	$19.61	$18.74
Total Return[2]	5.93%	6.59%	(6.81)%	23.70%	9.26%	5.56%
Ratios to Average Net Assets:
Net expenses[3]	1.03%[4]	1.04%	1.01%	1.05%	1.05%	1.05%
Net investment income	1.73%[4]	1.76%	1.05%	1.03%	1.29%	1.40%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.01%	0.01%	0.01%	0.03%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,846	$2,648	$2,286	$1,836	$1,516	$3,165
Portfolio turnover[7]	37%	104%	110%	61%	152%	92%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2024 (unaudited)

Assets:
Investment in securities, at value including and $34,689,484 of investments in affiliated holdings* (identified cost $189,883,861, including $36,471,585 of identified cost in affiliated holdings)	$210,367,815
Income receivable	419,942
Income receivable from affiliated holdings	152,350
Receivable for investments sold	604,529
Receivable for shares sold	198,147
Receivable for variation margin on futures contracts	52,276
Total Assets	211,795,059
Liabilities:
Payable for investments purchased	1,721,147
Payable for shares redeemed	338,382
Payable to bank	4,788
Payable for investment adviser fee (Note 5)	4,317
Payable for administrative fee (Note 5)	449
Payable for Directors’/Trustees’ fees (Note 5)	465
Payable for share registration costs	21,765
Payable for distribution services fee (Note 5)	7,413
Payable for other service fees (Notes 2 and 5)	52,495
Accrued expenses (Note 5)	92,412
Total Liabilities	2,243,633
Net assets for 10,301,784 shares outstanding	$209,551,426
Net Assets Consist of:
Paid-in capital	$187,536,052
Total distributable earnings (loss)	22,015,374
Total Net Assets	$209,551,426
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($121,326,461 ÷ 5,963,129 shares outstanding), no par value, unlimited shares authorized	$20.35
Offering price per share (100/94.50 of $20.35)	$21.53
Redemption proceeds per share	$20.35
Class C Shares:
Net asset value per share ($11,516,211 ÷ 578,563 shares outstanding), no par value, unlimited shares authorized	$19.90
Offering price per share	$19.90
Redemption proceeds per share (99.00/100 of $19.90)	$19.70
Institutional Shares:
Net asset value per share ($73,862,954 ÷ 3,620,173 shares outstanding), no par value, unlimited shares authorized	$20.40
Offering price per share	$20.40
Redemption proceeds per share	$20.40
Class R6 Shares:
Net asset value per share ($2,845,800 ÷ 139,919 shares outstanding), no par value, unlimited shares authorized	$20.34
Offering price per share	$20.34
Redemption proceeds per share	$20.34

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2024 (unaudited)

Investment Income:
Dividends (including $822,946 received from affiliated holdings*)	$1,899,533
Interest	829,803
TOTAL INCOME	2,729,336
Expenses:
Investment adviser fee (Note 5)	738,708
Administrative fee (Note 5)	79,572
Custodian fees	19,419
Transfer agent fees (Note 2)	101,426
Directors’/Trustees’ fees (Note 5)	1,168
Auditing fees	18,855
Legal fees	5,803
Portfolio accounting fees	54,024
Distribution services fee (Note 5)	42,317
Other service fees (Notes 2 and 5)	153,090
Share registration costs	32,672
Printing and postage	14,605
Miscellaneous (Note 5)	16,605
TOTAL EXPENSES	1,278,264
Reimbursements:
Reimbursement of investment adviser fee (Note 5)	(3,068)
Reimbursement of other operating expenses (Notes 2 and 5)	(26,033)
TOTAL REIMBURSEMENTS	(29,101)
Net expenses	1,249,163
Net investment income	1,480,173
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized loss of $(243,042) on sales of investments in affiliated holdings*)	3,339,506
Net realized loss on futures contracts	(241,536)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $539,818 on investments in affiliated holdings*)	6,593,091
Net change in unrealized depreciation of futures contracts	249,235
Net realized and unrealized gain (loss) on investments and futures contracts	9,940,296
Change in net assets resulting from operations	$11,420,469

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2024	Year Ended 7/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,480,173	$2,957,236
Net realized gain (loss)	3,097,970	174,163
Net change in unrealized appreciation/depreciation	6,842,326	8,895,072
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,420,469	12,026,471
Distributions to Shareholders:
Class A Shares	(1,681,293)	(6,948,203)
Class C Shares	(80,791)	(731,258)
Institutional Shares	(1,302,381)	(4,265,616)
Class R6 Shares	(50,698)	(142,729)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,115,163)	(12,087,806)
Share Transactions:
Proceeds from sale of shares	17,546,598	39,221,885
Net asset value of shares issued to shareholders in payment of distributions declared	3,020,046	11,678,828
Cost of shares redeemed	(18,810,852)	(47,183,872)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,755,792	3,716,841
Change in net assets	10,061,098	3,655,506
Net Assets:
Beginning of period	199,490,328	195,834,822
End of period	$209,551,426	$199,490,328
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $29,101 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$58,667	$(14,435)
Class C Shares	5,946	—
Institutional Shares	36,268	(11,598)
Class R6 Shares	545	—
TOTAL	$101,426	$(26,033)
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$138,985
Class C Shares	14,105
TOTAL	$153,090
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage currency, duration, market, sector/asset class and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund
Semi-Annual Shareholder Report

recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $16,833,887 and $1,751,013, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund
Semi-Annual Shareholder Report

will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of January 31, 2024, the Fund had no securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$100,811*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(241,536)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$249,235
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	395,398	$7,567,568	749,068	$13,965,347
Shares issued to shareholders in payment of distributions declared	81,106	1,616,440	364,911	6,649,533
Shares redeemed	(433,650)	(8,291,875)	(1,064,941)	(19,945,102)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	42,854	$892,133	49,038	$669,778
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	75,936	$1,422,907	111,329	$2,045,388
Shares issued to shareholders in payment of distributions declared	3,959	77,287	39,420	701,784
Shares redeemed	(126,367)	(2,357,632)	(230,468)	(4,232,820)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(46,472)	$(857,438)	(79,719)	$(1,485,648)
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	416,411	$8,119,947	1,170,072	$21,950,726
Shares issued to shareholders in payment of distributions declared	63,702	1,275,623	228,391	4,184,790
Shares redeemed	(399,140)	(7,761,834)	(1,171,973)	(21,958,960)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	80,973	$1,633,736	226,490	$4,176,556
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	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	22,763	$436,176	67,256	$1,260,424
Shares issued to shareholders in payment of distributions declared	2,539	50,696	7,809	142,721
Shares redeemed	(20,754)	(399,511)	(56,135)	(1,046,990)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	4,548	$87,361	18,930	$356,155
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	81,903	$1,755,792	214,739	$3,716,841
4. FEDERAL TAX INFORMATION
At January 31, 2024, the cost of investments for federal tax purposes was $189,883,861. The net unrealized appreciation of investments for federal tax purposes was $20,584,765. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $28,088,083 and unrealized depreciation from investments for those securities having an excess of cost over value of $7,503,318. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2024, the Adviser voluntarily reimbursed $26,033 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2024, the Adviser reimbursed $3,068.
Certain of the Fund’s assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended January 31, 2024, the Sub-Adviser earned a fee of $87,018.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$42,317
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2024, FSC retained $5,125 of fees paid by the Fund. For the six months ended January 31, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2024, FSC retained $5,489 in sales charges from the sale of Class A Shares. For the six months ended January 31, 2024, FSC retained $1,790 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2024, FSSC received $8,074 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.31%, 2.10%, 1.06% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2024, were as follows:
Purchases	$61,057,732
Sales	$62,694,178
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
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A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2024, the Fund had no outstanding loans. During the six months ended January 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2024, there were no outstanding loans. During the six months ended January 31, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Shareholder Report

11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,058.00	$6.78
Class C Shares	$1,000	$1,053.40	$10.84
Institutional Shares	$1,000	$1,058.80	$5.49
Class R6 Shares	$1,000	$1,059.30	$5.33
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.55	$6.65
Class C Shares	$1,000	$1,014.58	$10.63
Institutional Shares	$1,000	$1,019.81	$5.38
Class R6 Shares	$1,000	$1,019.96	$5.23

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.31%
Class C Shares	2.10%
Institutional Shares	1.06%
Class R6 Shares	1.03%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes MDT Balanced Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Semi-Annual Shareholder Report

reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Semi-Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
Semi-Annual Shareholder Report

Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
Semi-Annual Shareholder Report

Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with
Semi-Annual Shareholder Report

management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund
Semi-Annual Shareholder Report

management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Semi-Annual Shareholder Report

Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes MDT Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Balanced Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Semi-Annual Shareholder Report

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes MDT Balanced Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R825
CUSIP 31421R692
36354 (3/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2024

Share Class | Ticker	A | QALGX	C | QCLGX	Institutional | QILGX

Federated Hermes MDT Large Cap Growth Fund
Fund Established 2005

A Portfolio of Federated Hermes MDT Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2023 through January 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2024, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	44.1%
Consumer Discretionary	13.4%
Health Care	11.5%
Communication Services	10.3%
Financials	6.6%
Industrials	5.0%
Consumer Staples	5.0%
Utilities	0.9%
Materials	0.4%
Energy	0.1%
Cash Equivalents[2]	2.4%
Other Assets and Liabilities—Net[3]	0.3%
TOTAL	100%

1
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry
Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2024 (unaudited)
Shares			Value
		COMMON STOCKS— 97.3%
		Communication Services— 10.3%
264,026	[1]	Alphabet, Inc., Class A	$ 36,990,043
19,683	[1]	Live Nation Entertainment, Inc.	1,748,835
68,956	[1]	Meta Platforms, Inc.	26,902,494
13,462	[1]	Netflix, Inc.	7,594,049
6,660	[1]	Pinterest, Inc.	249,550
61,213	[1]	Spotify Technology SA	13,182,219
198,062	[1]	ZoomInfo Technologies, Inc.	3,176,914
		TOTAL	89,844,104
		Consumer Discretionary— 13.4%
62,960	[1]	Airbnb, Inc.	9,075,054
250,269	[1]	Amazon.com, Inc.	38,841,749
2,267	[1]	Chipotle Mexican Grill, Inc.	5,460,682
71,394	[1]	DoorDash, Inc.	7,439,255
45,415		eBay, Inc.	1,865,194
46,754	[1]	Expedia Group, Inc.	6,935,021
14,540		Genuine Parts Co.	2,038,944
1,041		Home Depot, Inc.	367,431
8,454	[1]	Lululemon Athletica, Inc.	3,836,594
1,652		Murphy USA, Inc.	582,363
5,210	[1]	O’Reilly Automotive, Inc.	5,330,091
40,633		Ross Stores, Inc.	5,699,997
53,529	[1]	Royal Caribbean Cruises, Ltd.	6,824,947
26,810		Starbucks Corp.	2,494,134
8,762	[1]	Tesla, Inc.	1,641,035
42,315		TJX Cos., Inc.	4,016,117
6,759	[1]	Ulta Beauty, Inc.	3,393,356
36,474		Wingstop, Inc.	10,253,206
10,824		Yum! Brands, Inc.	1,401,600
		TOTAL	117,496,770
		Consumer Staples— 5.0%
9,965		Costco Wholesale Corp.	6,924,479
59,277		Kimberly-Clark Corp.	7,170,739
123,087		PepsiCo, Inc.	20,743,852
56,726		Procter & Gamble Co.	8,913,924
		TOTAL	43,752,994
		Energy— 0.1%
15,285		Ovintiv, Inc.	648,390
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Financials— 6.6%
34,799		Ameriprise Financial, Inc.	$ 13,461,297
38,742		Apollo Global Management, Inc.	3,889,697
18,004	[1]	Arch Capital Group Ltd.	1,484,070
22,359	[1]	Block, Inc.	1,453,559
20,218	[1]	Fiserv, Inc.	2,868,328
5,307		Marsh & McLennan Cos., Inc.	1,028,709
10,246		Mastercard, Inc.	4,602,810
2,821		MSCI, Inc., Class A	1,688,707
191,745	[1]	PayPal Holdings, Inc.	11,763,556
6,586		Progressive Corp., OH	1,173,954
88,060	[1]	StoneCo Ltd.	1,513,751
45,841		Visa, Inc., Class A	12,526,512
		TOTAL	57,454,950
		Health Care— 11.5%
179,849		AbbVie, Inc.	29,567,176
2,737	[1]	Align Technology, Inc.	731,655
24,472		Amgen, Inc.	7,690,571
49,602		Baxter International, Inc.	1,919,102
5,914		Elevance Health, Inc.	2,918,204
19,206		Eli Lilly & Co.	12,399,586
30,634	[1]	GE HealthCare Technologies, Inc.	2,247,310
9,620		Humana, Inc.	3,636,937
91,309	[1]	Incyte Genomics, Inc.	5,366,230
10,097		McKesson Corp.	5,047,389
56,058		Merck & Co., Inc.	6,770,685
4,481	[1]	Molina Healthcare, Inc.	1,597,208
34,972	[1]	Teladoc Health, Inc.	679,506
3,896		The Cigna Group	1,172,501
24,130		UnitedHealth Group, Inc.	12,348,286
11,682	[1]	Vertex Pharmaceuticals, Inc.	5,062,745
5,662		Zoetis, Inc.	1,063,380
		TOTAL	100,218,471
		Industrials— 5.0%
106,091		Allison Transmission Holdings, Inc.	6,422,749
13,748		Booz Allen Hamilton Holding Corp.	1,935,306
13,354		Caterpillar, Inc.	4,010,340
34,530		Paychex, Inc.	4,203,337
2,979		Rockwell Automation, Inc.	754,521
23,069		Trane Technologies PLC	5,814,542
29,040	[1]	Trex Co., Inc.	2,366,179
71,475	[1]	Uber Technologies, Inc.	4,665,173
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Industrials— continued
38,349		Verisk Analytics, Inc.	$ 9,262,434
50,771	[1]	XPO, Inc.	4,337,874
		TOTAL	43,772,455
		Information Technology— 44.1%
5,215	[1]	Adobe, Inc.	3,221,723
381,993		Apple, Inc.	70,439,509
24,025		Applied Materials, Inc.	3,947,308
38,835	[1]	Arista Networks, Inc.	10,045,838
10,570		Broadcom, Inc.	12,472,600
21,012	[1]	Cadence Design Systems, Inc.	6,061,122
40,615	[1]	Crowdstrike Holdings, Inc.	11,879,887
51,761		Dell Technologies, Inc.	4,289,952
34,009	[1]	Fortinet, Inc.	2,193,240
3,567	[1]	Gitlab, Inc.	253,649
127,074	[1]	GoDaddy, Inc.	13,553,713
5,793	[1]	HubSpot, Inc.	3,539,523
9,783		Jabil, Inc.	1,225,712
705		KLA Corp.	418,798
240,859		Microsoft Corp.	95,760,721
2,437	[1]	MongoDB, Inc.	976,067
271,432	[1]	Nutanix, Inc.	15,254,478
74,669		NVIDIA Corp.	45,941,596
28,206	[1]	Palo Alto Networks, Inc.	9,548,013
89,937		Pegasystems, Inc.	4,383,529
92,185		Qualcomm, Inc.	13,690,394
37,611	[1]	Salesforce, Inc.	10,572,076
24,451	[1]	ServiceNow, Inc.	18,714,795
5,600	[1]	Synopsys, Inc.	2,986,760
27,539	[1]	Workday, Inc.	8,015,777
51,988	[1]	Zoom Video Communications, Inc.	3,358,945
51,383	[1]	Zscaler, Inc.	12,109,432
		TOTAL	384,855,157
		Materials— 0.4%
13,990	[1]	Axalta Coating Systems Ltd.	453,556
10,774		Sherwin-Williams Co.	3,279,390
		TOTAL	3,732,946
		Utilities— 0.9%
199,614		Vistra Corp.	8,190,162
		TOTAL COMMON STOCKS (IDENTIFIED COST $646,978,856)	849,966,399
Semi-Annual Shareholder Report
4

Shares		Value
	INVESTMENT COMPANY— 2.4%
21,138,035	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[2] (IDENTIFIED COST $21,140,578)	$21,146,490
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $668,119,434)[3]	871,112,889
	OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	2,470,048
	TOTAL NET ASSETS—100%	$873,582,937
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2024, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 7/31/2023	$13,297,917
Purchases at Cost	$98,870,445
Proceeds from Sales	$(91,030,731)
Change in Unrealized Appreciation/Depreciation	$4,763
Net Realized Gain/(Loss)	$4,096
Value as of 1/31/2024	$21,146,490
Shares Held as of 1/31/2024	21,138,035
Dividend Income	$466,029

1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
5

At January 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.17	$23.32	$31.22	$25.03	$20.81	$20.66
Income From Investment Operations:
Net investment income (loss)[1]	(0.01)	0.01	(0.08)	(0.07)	(0.04)	(0.05)
Net realized and unrealized gain (loss)	2.83	3.59	(1.89)	8.36	5.37	2.01
Total From Investment Operations	2.82	3.60	(1.97)	8.29	5.33	1.96
Less Distributions:
Distributions from net realized gain	(0.41)	(2.75)	(5.93)	(2.10)	(1.11)	(1.81)
Net Asset Value, End of Period	$26.58	$24.17	$23.32	$31.22	$25.03	$20.81
Total Return[2]	11.76%	18.56%	(8.93)%	35.00%	26.91%	11.28%
Ratios to Average Net Assets:
Net expenses[3]	0.99%[4]	0.99%	0.99%	0.99%	1.11%	1.48%
Net investment income (loss)	(0.09)%[4]	0.03%	(0.30)%	(0.27)%	(0.19)%	(0.27)%
Expense waiver/reimbursement[5]	0.21%[4]	0.29%	0.33%	0.38%	0.30%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$186,849	$146,478	$106,863	$123,486	$93,740	$67,513
Portfolio turnover[7]	30%	116%	147%	39%	220%	97%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$18.38	$18.56	$26.16	$21.43	$18.10	$18.35
Income From Investment Operations:
Net investment income (loss)[1]	(0.08)	(0.12)	(0.23)	(0.23)	(0.17)	(0.18)
Net realized and unrealized gain (loss)	2.14	2.69	(1.44)	7.06	4.61	1.74
Total From Investment Operations	2.06	2.57	(1.67)	6.83	4.44	1.56
Less Distributions:
Distributions from net realized gain	(0.41)	(2.75)	(5.93)	(2.10)	(1.11)	(1.81)
Net Asset Value, End of Period	$20.03	$18.38	$18.56	$26.16	$21.43	$18.10
Total Return[2]	11.32%	17.69%	(9.60)%	34.01%	25.99%	10.46%
Ratios to Average Net Assets:
Net expenses[3]	1.74%[4]	1.74%	1.74%	1.74%	1.88%	2.23%
Net investment income (loss)	(0.85)%[4]	(0.73)%	(1.05)%	(1.02)%	(0.95)%	(1.03)%
Expense waiver/reimbursement[5]	0.21%[4]	0.29%	0.33%	0.38%	0.29%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$25,653	$20,413	$14,743	$17,671	$14,536	$12,445
Portfolio turnover[7]	30%	116%	147%	39%	220%	97%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$26.39	$25.13	$33.14	$26.39	$21.83	$21.52
Income From Investment Operations:
Net investment income (loss)[1]	0.02	0.06	(0.01)	0.00[2]	0.03	(0.01)
Net realized and unrealized gain (loss)	3.09	3.95	(2.07)	8.85	5.64	2.13
Total From Investment Operations	3.11	4.01	(2.08)	8.85	5.67	2.12
Less Distributions:
Distributions from net investment income	(0.00)[2]	—	—	—	—	—
Distributions from net realized gain	(0.41)	(2.75)	(5.93)	(2.10)	(1.11)	(1.81)
Total Distributions	(0.41)	(2.75)	(5.93)	(2.10)	(1.11)	(1.81)
Net Asset Value, End of Period	$29.09	$26.39	$25.13	$33.14	$26.39	$21.83
Total Return[3]	11.88%	18.88%	(8.72)%	35.33%	27.22%	11.59%
Ratios to Average Net Assets:
Net expenses[4]	0.74%[5]	0.74%	0.74%	0.74%	0.81%	1.22%
Net investment income (loss)	0.15%[5]	0.24%	(0.04)%	0.01%	0.13%	(0.04)%
Expense waiver/reimbursement[6]	0.21%[5]	0.28%	0.33%	0.37%	0.34%	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$661,081	$434,306	$74,192	$53,631	$90,113	$37,076
Portfolio turnover[8]	30%	116%	147%	39%	220%	97%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
January 31, 2024 (unaudited)

Assets:
Investment in securities, at value including $21,146,490 of investments in affiliated holdings* (identified cost $668,119,434, including $21,140,578 of identified cost in affiliated holdings)	$871,112,889
Income receivable	366,696
Income receivable from affiliated holdings	92,508
Receivable for investments sold	4,247,116
Receivable for shares sold	9,886,279
Total Assets	885,705,488
Liabilities:
Payable for investments purchased	11,463,493
Payable for shares redeemed	532,600
Payable to bank	9,374
Payable for investment adviser fee (Note 5)	13,290
Payable for administrative fee (Note 5)	1,884
Payable for Directors’/Trustees’ fees (Note 5)	834
Payable for distribution services fee (Note 5)	15,809
Payable for other service fees (Notes 2 and 5)	77,653
Accrued expenses (Note 5)	7,614
Total Liabilities	12,122,551
Net assets for 31,032,130 shares outstanding	$873,582,937
Net Assets Consist of:
Paid-in capital	$656,325,330
Total distributable earnings (loss)	217,257,607
Total Net Assets	$873,582,937
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($186,848,612 ÷ 7,029,074 shares outstanding), no par value, unlimited shares authorized	$26.58
Offering price per share (100/94.50 of $26.58)	$28.13
Redemption proceeds per share	$26.58
Class C Shares:
Net asset value per share ($25,652,901 ÷ 1,280,592 shares outstanding), no par value, unlimited shares authorized	$20.03
Offering price per share	$20.03
Redemption proceeds per share (99.00/100 of $20.03)	$19.83
Institutional Shares:
Net asset value per share ($661,081,424 ÷ 22,722,464 shares outstanding), no par value, unlimited shares authorized	$29.09
Offering price per share	$29.09
Redemption proceeds per share	$29.09

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended January 31, 2024 (unaudited)

Investment Income:
Dividends (including $466,029 received from affiliated holdings*)	$3,088,560
Expenses:
Investment adviser fee (Note 5)	2,587,863
Administrative fee (Note 5)	269,016
Custodian fees	17,326
Transfer agent fees	260,256
Directors’/Trustees’ fees (Note 5)	2,007
Auditing fees	15,227
Legal fees	5,381
Portfolio accounting fees	67,854
Distribution services fee (Note 5)	81,270
Other service fees (Notes 2 and 5)	222,194
Share registration costs	47,387
Printing and postage	17,421
Miscellaneous (Note 5)	14,940
TOTAL EXPENSES	3,608,142
Waiver/reimbursement of investment adviser fee (Note 5)	(734,414)
Net expenses	2,873,728
Net investment income (loss)	214,832
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $4,096 on sales of investments in affiliated holdings*)	19,688,721
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $4,763 on investments in affiliated holdings*)	70,408,819
Net realized and unrealized gain (loss) on investments	90,097,540
Change in net assets resulting from operations	$90,312,372

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2024	Year Ended 7/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$214,832	$375,851
Net realized gain (loss)	19,688,721	10,258,501
Net change in unrealized appreciation/depreciation	70,408,819	74,612,976
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	90,312,372	85,247,328
Distributions to Shareholders:
Class A Shares	(2,726,466)	(12,198,895)
Class B Shares[1]	—	(446,127)
Class C Shares	(487,546)	(2,054,902)
Institutional Shares	(8,440,756)	(10,905,464)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,654,768)	(25,605,388)
Share Transactions:
Proceeds from sale of shares	273,625,281	380,258,801
Proceeds from shares issued in connection with the tax-free transfer of assets from Stockyard	—	22,220,471
Net asset value of shares issued to shareholders in payment of distributions declared	11,428,374	24,565,868
Cost of shares redeemed	(91,325,304)	(85,224,260)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	193,728,351	341,820,880
Change in net assets	272,385,955	401,462,820
Net Assets:
Beginning of period	601,196,982	199,734,162
End of period	$873,582,937	$601,196,982

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
January 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
At close of business on July 14, 2023, the Fund acquired all of the net assets of Stock Yard Bank and Trust Company Science and Technology Common Trust Fund (“Stockyard”), a common trust fund, in a tax-free reorganization in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Stockyard was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Shares of the Fund Issued	Stockyard Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
850,382	$22,220,471	$15,718,983	$552,127,405	$574,347,876

1	Unrealized Appreciation is included in the Net Assets Received amount shown above.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
Semi-Annual Shareholder Report
14

■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity.
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In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $734,414 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$195,104
Class C Shares	27,090
TOTAL	$222,194
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next
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business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of January 31, 2024, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,467,536	$35,686,052	1,707,871	$36,312,723
Shares issued to shareholders in payment of distributions declared	103,726	2,594,185	601,155	11,500,103
Conversion of Class B Shares to Class A Shares[1]	—	—	140,105	2,947,814
Shares redeemed	(602,431)	(14,656,718)	(971,301)	(20,608,520)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	968,831	$23,623,519	1,477,830	$30,152,120
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	28,540	439,513
Conversion of Class B Shares to Class A Shares[1]	—	—	(174,227)	(2,947,814)
Shares redeemed	—	—	(57,207)	(1,004,793)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(202,894)	$(3,513,094)
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	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	300,887	$5,555,672	395,504	$6,618,577
Shares issued to shareholders in payment of distributions declared	25,777	486,419	140,427	2,051,638
Shares redeemed	(156,759)	(2,839,424)	(219,750)	(3,633,682)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	169,905	$3,202,667	316,181	$5,036,533
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,770,543	$232,383,557	14,591,941	$334,379,687
Proceeds from shares issued in connection with the tax-free transfer of assets from Stockyard	—	—	850,382	22,220,471
Shares issued to shareholders in payment of distributions declared	304,924	8,347,770	507,176	10,574,614
Shares redeemed	(2,811,300)	(73,829,162)	(2,443,461)	(57,029,451)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,264,167	$166,902,165	13,506,038	$310,145,321
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	7,402,903	$193,728,351	15,097,155	$341,820,880

1
On February 3, 2023, Class B Shares were converted to Class A Shares. Within the Statement of
Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
At January 31, 2024, the cost of investments for federal tax purposes was $668,119,434. The net unrealized appreciation of investments for federal tax purposes was $202,993,455. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $205,943,758 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,950,303.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2024, the Adviser voluntarily waived $725,566 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2024, the Adviser reimbursed $8,848.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$81,270
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2024, FSC retained $15,331 of fees paid by the Fund. For the six months ended January 31, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2024, FSC retained $13,932 in sales charges from the sale of Class A Shares. For the six months ended January 31, 2024, FSC retained $1,371 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2024, FSSC received $14,947 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.99%, 1.74% and 0.74% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2024, were as follows:
Purchases	$373,087,276
Sales	$199,711,885
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
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A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2024, the Fund had no outstanding loans. During the six months ended January 31, 2024, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2024, there were no outstanding loans. During the six months ended January 31, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,117.60	$5.27
Class C Shares	$1,000	$1,113.20	$9.24
Institutional Shares	$1,000	$1,118.80	$3.94
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.16	$5.03
Class C Shares	$1,000	$1,016.39	$8.82
Institutional Shares	$1,000	$1,021.42	$3.76

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.99%
Class C Shares	1.74%
Institutional Shares	0.74%
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes MDT Large Cap Growth Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
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Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
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Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with
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management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund
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management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
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Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes MDT Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Large Cap Growth Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
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the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes MDT Large Cap Growth Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R809
CUSIP 31421R882
36353 (3/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2024

Share Class | Ticker	A | QASCX	C | QCSCX	Institutional | QISCX	R6 | QLSCX

Federated Hermes MDT Small Cap Core Fund
Fund Established 2005

A Portfolio of Federated Hermes MDT Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2023 through January 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2024, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Industrials	17.9%
Financials	16.3%
Health Care	15.1%
Information Technology	12.7%
Consumer Discretionary	11.4%
Energy	7.4%
Real Estate	5.0%
Consumer Staples	4.5%
Materials	4.3%
Communication Services	2.1%
Utilities	1.3%
Securities Lending Collateral[2]	1.1%
Cash Equivalents[3]	1.7%
Other Assets and Liabilities—Net[4]	(0.8)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
January 31, 2024 (unaudited)
Shares			Value
		COMMON STOCKS— 98.0%
		Communication Services— 2.1%
217,094	[1]	AMC Networks, Inc.	$ 3,927,230
116,901	[1]	CarGurus, Inc.	2,716,779
341,979	[1]	Cinemark Holdings, Inc.	4,729,570
415,153	[1]	Eventbrite, Inc.	3,474,831
369,938		Gray Television, Inc.	3,532,908
1,047,502	[1]	iHeartMedia, Inc.	2,838,730
1,305,157	[1]	Lumen Technologies, Inc.	1,592,292
432,252	[1]	Vimeo Holdings, Inc.	1,716,040
		TOTAL	24,528,380
		Consumer Discretionary— 11.4%
203,213	[1]	Abercrombie & Fitch Co., Class A	20,707,405
81,597	[1]	Adient PLC	2,832,232
529,491	[2]	Big Lots, Inc.	3,039,278
25,189	[1]	Brinker International, Inc.	1,077,837
737,010	[1]	Chegg, Inc.	7,259,548
826,325		Clarus Corp.	4,891,844
184,450	[1]	ContextLogic, Inc.	806,046
390,031	[1]	Coursera, Inc.	7,465,193
39,484	[1]	Duolingo, Inc.	7,063,293
113,267	[1]	Frontdoor, Inc.	3,710,627
291,016	[1,2]	Groupon, Inc.	3,975,279
2,460		Installed Building Products, Inc.	479,331
89,906		International Game Technology PLC	2,333,960
25,662	[1]	iRobot Corp.	349,003
82,166	[1]	Lumber Liquidators, Inc.	213,632
18,780	[1]	MCBC Holdings, Inc.	363,769
57,308		Murphy USA, Inc.	20,202,216
338,066	[1]	National Vision Holdings, Inc.	6,426,635
10,593	[1]	ODP Corp./The	541,726
196,467	[2]	PetMed Express, Inc.	1,220,060
200,943	[1]	PlayAGS, Inc.	1,750,214
26,485	[1]	Potbelly Corp.	333,181
216,301	[1,2]	Red Robin Gourmet Burgers	2,201,944
664,859	[1]	Rush Street Interactive, Inc.	3,463,915
52,930	[1]	Sally Beauty Holdings, Inc.	652,098
146,914	[1]	Taylor Morrison Home Corp.	7,660,096
72,867		Texas Roadhouse, Inc.	9,160,839
143,062	[1]	Udemy, Inc.	1,944,213
200,015		Upbound Group, Inc.	6,640,498
9,600	[1]	Visteon Corp.	1,106,784
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Shares			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
17,307		Wingstop, Inc.	$ 4,865,171
12,734		Winnebago Industries, Inc.	836,878
		TOTAL	135,574,745
		Consumer Staples— 4.5%
113,169	[2]	B&G Foods, Inc., Class A	1,138,480
150,978	[1]	Bellring Brands, Inc.	8,344,554
9,623		Coca-Cola Bottling Co.	8,289,156
51,075	[1]	elf Beauty, Inc.	8,147,995
56,637		Energizer Holdings, Inc.	1,790,862
191,029	[1]	Herbalife Ltd.	2,301,899
305,052		Nu Skin Enterprises, Inc., Class A	5,661,765
40,496		SpartanNash Co.	908,325
127,648	[1]	Sprouts Farmers Market, Inc.	6,429,630
20,629		Turning Point Brands, Inc.	501,078
660,083	[1]	United Natural Foods, Inc.	9,841,838
		TOTAL	53,355,582
		Energy— 7.4%
104,330	[1,2]	Amplify Energy Corp.	638,500
378,941		Ardmore Shipping Corp.	6,279,052
188,710		California Resources Corp.	8,997,693
12,002		Chord Energy Corp.	1,845,428
72,661		CONSOL Energy, Inc.	6,873,731
52,065	[1]	Dorian LPG Ltd.	1,949,314
301,470	[2]	Enviva, Inc.	132,104
289,659		Equitrans Midstream Corp.	2,951,625
101,376	[1]	Expro Group Holdings NV	1,784,218
115,811	[1]	Gulf Island Fabrication, Inc.	521,149
54,318		International Seaways, Inc.	2,913,617
424,002		Liberty Energy, Inc.	8,815,002
11,964	[1]	Nabors Industries Ltd.	1,011,915
71,794	[1]	Oceaneering International, Inc.	1,491,879
181,936		PBF Energy, Inc.	9,189,587
37,267		Permian Resources Corp.	502,359
13,523		Scorpio Tankers, Inc.	956,076
109,557		SM Energy Co.	4,062,374
14,318		Teekay Tankers Ltd., Class A	895,591
403,568	[1]	US Silica Holdings, Inc.	4,326,249
241,073	[1]	Weatherford International PLC	21,588,087
		TOTAL	87,725,550
		Financials— 16.3%
128,652		Amalgamated Financial Corp.	3,416,997
64,254	[1]	Ambac Financial Group, Inc.	1,044,127
39,195		Artisan Partners Asset Management, Inc.	1,642,270
12,513	[1]	AssetMark Financial Holdings, Inc.	383,774
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Financials— continued
689,538	[1]	AvidXchange Holdings, Inc.	$ 7,557,336
11,706		BancFirst Corp.	1,036,098
70,789		Banco Latinoamericano de Comercio Exterior S.A., Class E	1,702,475
39,099	[1]	Bancorp, Inc., DE	1,706,280
26,505		Bread Financial Holdings, Inc.	961,336
1,407,719		BrightSpire Capital, Inc.	10,065,191
309,108		Byline Bancorp, Inc.	6,750,919
183,907	[1]	Cantaloupe, Inc.	1,252,407
369,393		CNO Financial Group, Inc.	10,040,102
6,393	[1]	Coastal Financial Corp.	255,081
127,745	[1]	Customers Bancorp, Inc.	6,826,693
56,773		Employers Holdings, Inc.	2,368,570
33,141		Enact Holdings, Inc.	944,187
18,123		Equity Bancshares, Inc.	595,341
1,938		Federal Agricultural Mortgage Association, Class C	361,030
69,125		Financial Institutions, Inc.	1,444,712
35,085		First Business Financial Services, Inc.	1,290,075
419,355		First Foundation, Inc.	3,992,260
757,834	[1]	Genworth Financial, Inc., Class A	4,675,836
3,845		HCI Group, Inc.	344,781
24,559		Heritage Financial Corp.	494,864
31,294		Hometrust Bancshares, Inc.	849,632
113,779		Independent Bank Corp.- Michigan	2,894,538
323,140		Jackson Financial, Inc.	16,179,620
68,265		James River Group Holdings Ltd.	653,296
17,675		Kinsale Capital Group, Inc.	7,027,050
122,551		Ladder Capital Corp.	1,339,482
128,520	[1]	LendingTree, Inc.	4,156,337
13,909		Live Oak Bancshares, Inc.	505,870
237,653		Merchants Bancorp, Inc.	10,394,942
12,215		Midland States Bancorp, Inc.	320,766
20,223	[1]	Mr. Cooper Group, Inc.	1,362,221
30,151	[1]	NMI Holdings, Inc.	962,420
130,306		OFG Bancorp.	4,791,352
174,012	[1]	Oscar Health, Inc.	2,178,630
183,576	[1]	Paysafe Ltd.	2,731,611
39,120		Peapack-Gladstone Financial Corp.	1,078,930
20,893		Peoples Bancorp, Inc.	612,165
27,694		Preferred Bank Los Angeles, CA	1,989,537
326,292	[1]	PROG Holdings, Inc.	9,997,587
95,810		QCR Holdings, Inc.	5,596,262
65,810		RLI Corp.	8,974,510
10,060		Selective Insurance Group, Inc.	1,054,892
405,652	[1]	Siriuspoint Ltd.	4,786,694
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS— continued
		Financials— continued
263,912	[1]	Skyward Specialty Insurance Group, Inc.	$ 8,207,663
689,870	[1]	StoneCo Ltd.	11,858,865
52,911		Tiptree, Inc.	1,001,605
298,142		Trustmark Corp.	8,046,853
19,781		Universal Insurance Holdings, Inc.	328,760
28,385		Victory Capital Holdings	957,426
117,710		Waterstone Financial, Inc.	1,565,543
153,420		Western New England Bancorp, Inc.	1,305,604
		TOTAL	194,863,405
		Health Care— 15.1%
58,558	[1]	Acadia Pharmaceuticals, Inc.	1,517,238
433,455	[1]	AdaptHealth Corp.	3,129,545
277,263	[1]	Alkermes, Inc.	7,499,964
182,798	[1,2]	Alx Oncology Holdings, Inc.	2,634,119
249,033	[1]	Amneal Pharmaceuticals, Inc.	1,332,327
81,653	[1]	Amphastar Pharmaceuticals, Inc.	4,357,004
51,299	[1]	AngioDynamics, Inc.	302,664
148,560	[1]	Arcellx, Inc.	9,186,950
283,524	[1,2]	Arcutis Biotherapeutics, Inc.	1,664,286
106,083	[1]	Arvinas, Inc.	4,402,444
421,642	[1]	Atea Pharmaceuticals, Inc.	1,754,031
16,714	[1]	Biohaven Ltd.	743,439
16,941	[1]	Blueprint Medicines Corp.	1,347,318
251,402	[1]	Bridgebio Pharma, Inc.	8,620,575
800,390	[1]	Cara Therapeutics, Inc.	452,701
31,947	[1]	Catalyst Pharmaceutical Partners, Inc.	460,037
743,230	[1]	Codexis, Inc.	1,954,695
208,255	[1]	Collegium Pharmaceutical, Inc.	6,864,085
1,074,736	[1]	Community Health Systems, Inc.	3,944,281
300,449	[1]	Computer Programs & Systems, Inc.	3,043,548
29,239	[1]	Corcept Therapeutics, Inc.	616,943
195,902	[1]	Cross Country Healthcare, Inc.	4,162,918
89,801	[1]	Enanta Pharmaceuticals, Inc.	1,091,082
381,115	[1,2]	EyePoint Pharmaceuticals, Inc.	10,263,427
666,781	[1]	Fate Therapeutics, Inc.	4,107,371
18,783	[1]	Haemonetics Corp.	1,436,148
275,867	[1]	Halozyme Therapeutics, Inc.	9,338,098
315,600	[1]	Harmony Biosciences Holdings, Inc.	9,954,024
526,681	[1]	Hims & Hers Health, Inc.	4,518,923
60,432	[1]	Inmode Ltd.	1,431,634
339,303	[1]	Inogen, Inc.	2,414,141
16,549	[1]	Ligand Pharmaceuticals, Inc., Class B	1,209,732
29,344	[1,2]	Liquidia Technologies, Inc.	375,016
69,674	[1]	Livanova PLC	3,391,730
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
558,718	[1]	MacroGenics, Inc.	$ 7,989,667
372,984	[1]	MiMedx Group, Inc.	2,886,896
247,530	[1]	Nevro Corp.	4,099,097
359,671	[1]	Nuvation Bio, Inc.	582,667
95,646	[1]	OptimizeRX Corp	1,350,522
50,260	[1]	OraSure Technologies, Inc.	370,416
111,487		Owens & Minor, Inc.	2,197,409
195,890	[1]	Pacira BioSciences, Inc.	6,384,055
184,133	[1]	Pediatrix Medical Group	1,723,485
655,744	[1]	PMV Pharmaceuticals, Inc.	1,154,109
635,038	[1]	Revance Therapeutics, Inc.	3,194,241
180,913	[1]	RxSight, Inc.	8,233,351
1,949,641	[1,2]	Siga Technologies, Inc.	9,514,248
143,917	[1]	Silk Road Medical, Inc.	2,177,464
27,130	[1]	Supernus Pharmaceuticals, Inc.	750,958
180,580	[1]	Tactile Systems Technology, Inc.	2,739,399
62,214	[1]	Tango Therapeutics, Inc.	731,015
624,548	[1]	Vanda Pharmaceuticals, Inc.	2,248,373
270,353	[1]	Voyager Therapeutics, Inc.	1,965,466
31,716	[1]	Zymeworks, Inc.	343,801
		TOTAL	180,159,077
		Industrials— 17.9%
61,186	[1]	Atkore, Inc.	9,332,701
59,682	[1]	Beacon Roofing Supply, Inc.	4,947,041
108,256	[1]	Blue Bird Corp.	3,153,497
100,600		Boise Cascade Co.	13,627,276
329,259	[1]	BrightView Holdings, Inc.	2,940,283
129,592	[1]	CECO Environmental Corp.	2,505,013
59,331	[1]	Cimpress PLC	4,462,878
96,294	[1]	Concrete Pumping Holdings, Inc.	743,390
39,586	[1]	DNOW, Inc.	399,423
7,696	[2]	Eagle Bulk Shipping, Inc.	424,280
42,079		Emcor Group, Inc.	9,598,641
361,959	[1]	Enviri Corp.	3,116,467
118,268	[1]	Exlservice Holding, Inc.	3,699,423
137,695	[1]	Forrester Research, Inc.	3,508,469
106,672	[1]	Franklin Covey Co.	4,313,816
292,634	[1]	GMS, Inc.	24,628,077
60,278		Griffon Corp.	3,511,796
68,144		Heidrick & Struggles International, Inc.	2,042,276
82,303		Hurco Co., Inc.	1,984,325
53,181	[1]	Huron Consulting Group, Inc.	5,505,829
130,127		Hyster-Yale Materials Handling, Inc.	8,551,946
235,926	[1]	JELD-WEN Holding, Inc.	4,388,224
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS— continued
		Industrials— continued
93,670	[1]	Legalzoom.com, Inc.	$ 965,738
364,046	[1]	Manitowoc, Inc.	5,861,141
515,285	[1]	Mistras Group, Inc.	4,003,764
61,335	[1]	MRC Global, Inc.	653,831
157,591	[1]	NEXTracker, Inc.	7,134,145
316,620	[1]	Parsons Corp.	20,627,793
22,977		Primoris Services Corp.	753,646
30,701		Resources Connection, Inc.	413,235
402,732		REV Group, Inc.	7,861,329
280,123	[1]	SkyWest, Inc.	14,919,351
170,738	[1,2]	Spirit Airlines, Inc.	1,073,942
1,227,184	[1,2]	SunPower Corp.	3,718,367
7,942		Tennant Co.	750,678
136,257		Terex Corp.	8,370,267
188,546		The Shyft Group, Inc.	2,041,953
244,686	[1]	Thermon Group Holdings, Inc.	8,020,807
215,216	[1]	Triumph Group, Inc.	3,486,499
144,549		TTEC Holdings, Inc.	2,945,909
15,637		Universal Truckload Services, Inc.	477,241
121,793	[1]	Upwork, Inc.	1,669,782
		TOTAL	213,134,489
		Information Technology— 12.7%
489,718	[1]	8x8, Inc.	1,645,452
1,074,370		Adtran Holdings, Inc.	6,730,928
138,106	[1]	Alkami Technology, Inc.	3,400,170
41,379	[1]	AppFolio, Inc.	9,072,760
516,923	[1]	Arlo Technologies, Inc.	4,590,276
593,776	[1]	AvePoint, Inc.	4,572,075
53,709	[1]	Box, Inc.	1,395,360
166,312	[1]	Braze, Inc.	8,989,164
188,137	[1]	Brightcove, Inc.	430,834
37,988	[1]	Cambium Networks Corp.	161,449
135,160	[1]	Clear Secure, Inc.	2,572,095
113,488	[1]	Clearfield, Inc.	2,858,763
361,831	[1]	CommScope Holdings Co., Inc.	839,448
19,208	[1]	Commvault Systems, Inc.	1,760,989
111,475		Comtech Telecommunications Corp.	705,637
118,656	[1]	Couchbase, Inc.	2,966,400
195,820	[1]	Digital Turbine, Inc.	1,055,470
220,461	[1]	Extreme Networks, Inc.	2,978,428
383,471	[1]	Freshworks, Inc.	8,513,056
37,963	[1]	Intapp, Inc.	1,635,446
360,179	[1]	LivePerson, Inc.	1,008,501
301,588	[1]	LiveRamp Holdings, Inc.	11,906,694
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
597,915	[1,2]	Maxeon Solar Technologies Ltd.	$ 2,708,555
71,132	[1]	MaxLinear, Inc.	1,480,968
67,210		Methode Electronics, Inc., Class A	1,395,280
150,212	[1]	NetScout Systems, Inc.	3,231,060
762,021	[1]	ON24, Inc.	5,829,461
12,257	[1]	Qualys, Inc.	2,318,657
732,729	[1,2]	Rackspace Technology, Inc.	1,230,985
408,683	[1]	Ribbon Communications, Inc.	1,242,396
49,400	[1]	Rogers Corp.	5,694,338
7,981	[1]	Sanmina Corp.	477,423
127,613		Sapiens International Corp. NV	3,483,835
27,482	[1]	Semrush Holdings, Inc.	317,142
414,835	[1]	SolarWinds Corp.	4,903,350
1,889	[1]	SPS Commerce, Inc.	347,198
312,464	[1]	Squarespace, Inc.	9,686,384
12,163	[1]	Synaptics, Inc.	1,299,130
371,735	[1]	Telos Corp.	1,501,809
563,322	[1]	Unisys Corp.	3,796,790
177,093	[1]	Varonis Systems, Inc.	7,947,934
52,046	[1]	Verint Systems, Inc.	1,545,246
12,861	[1]	Vishay Precision Group, Inc.	410,009
354,208	[1]	Weave Communications, Inc.	4,441,768
168,062		Xerox Holdings Corp.	3,102,424
561,284	[1]	Yext, Inc.	3,328,414
		TOTAL	151,509,951
		Materials— 4.3%
88,001		Commercial Metals Corp.	4,595,412
376,874	[1]	Constellium SE	7,066,387
105,898	[1]	Intrepid Potash, Inc.	1,948,523
184,229	[1]	Knife River Corp.	12,065,157
14,411		Koppers Holdings, Inc.	736,979
99,914		Myers Industries, Inc.	1,873,388
787,629	[1]	Rayonier Advanced Materials, Inc.	3,418,310
126,811	[1]	Summit Materials, Inc.	4,588,022
734,670		SunCoke Energy, Inc.	7,530,367
108,375		Warrior Met Coal, Inc.	6,954,424
		TOTAL	50,776,969
		Real Estate— 5.0%
607,485	[1]	Anywhere Real Estate, Inc.	4,325,293
186,391		Armada Hoffler Properties, Inc.	2,229,236
2,538,810		Brandywine Realty Trust	12,033,960
151,969		City Office REIT, Inc.	797,837
304,137		Empire State Realty Trust, Inc.	2,895,384
75,685		Essential Properties Realty Trust, Inc.	1,885,313
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS— continued
		Real Estate— continued
26,001	[1]	Forestar Group, Inc.	$ 812,791
482,799		Macerich Co. (The)	7,623,396
223,847		Newmark Group, Inc.	2,272,047
286,132		Office Properties Income Trust	1,050,105
979,085	[1]	Redfin Corp.	7,989,334
315,535		RMR Group, Inc./The	8,232,308
129,139		Tanger, Inc.	3,473,839
824,318		Uniti Group, Inc.	4,335,913
		TOTAL	59,956,756
		Utilities— 1.3%
8,309		Chesapeake Utilities Corp.	841,535
91,077		Genie Energy Ltd.	1,694,943
6,262		ONE Gas, Inc.	384,299
101,187		Otter Tail Corp.	9,149,329
98,114		Portland General Electric Co.	4,015,806
		TOTAL	16,085,912
		TOTAL COMMON STOCKS (IDENTIFIED COST $936,238,688)	1,167,670,816
		INVESTMENT COMPANIES— 2.8%
13,443,917		Federated Hermes Government Obligations Fund, Premier Shares, 5.26%[3]	13,443,917
20,198,875		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[3]	20,206,955
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $33,646,202)	33,650,872
		TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $969,884,890)[4]	1,201,321,688
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[5]	(9,015,284)
		TOTAL NET ASSETS—100%	$1,192,306,404
Semi-Annual Shareholder Report
9

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended January 31, 2024, were as follows:
Affiliated	Value as of 7/31/2023	Purchases at Cost*	Proceeds from Sales*
Health Care:
Amphastar Pharmaceuticals, Inc.	$8,963,549	$910,243	$(4,274,630)
Siga Technologies, Inc.**	$15,831,626	$—	$(4,310,799)
Affiliated issuers no longer in the portfolio at period end	$1,368,344	$—	$(1,293,298)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$26,163,519	$910,243	$(9,878,727)
Semi-Annual Shareholder Report
10

Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 1/31/2024	Shares Held as of 1/31/2024	Dividend Income*

$(3,169,353)	$1,927,195	$4,357,004	81,653	$—
$53,837	$(2,060,416)	$9,514,248	1,949,641	$—
$(43,822)	$(31,224)	$—	—	$—
$(3,159,338)	$(164,445)	$13,871,252	2,031,294	$—

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At January 31, 2024, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2023	$29,537,824	$8,766,419	$38,304,243
Purchases at Cost	$92,632,719	$160,744,328	$253,377,047
Proceeds from Sales	$(108,726,626)	$(149,309,767)	$(258,036,393)
Change in Unrealized Appreciation/ Depreciation	$—	$3,799	$3,799
Net Realized Gain/(Loss)	$—	$2,176	$2,176
Value as of 1/31/2024	$13,443,917	$20,206,955	$33,650,872
Shares Held as of 1/31/2024	13,443,917	20,198,875	33,642,792
Dividend Income	$601,175	$547,432	$1,148,607

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Semi-Annual Shareholder Report
11

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$21.08	$20.57	$26.48	$17.19	$18.87	$21.19
Income From Investment Operations:
Net investment income (loss)[1]	0.03	0.05	0.04	(0.01)	0.04	0.01
Net realized and unrealized gain (loss)	0.88	1.15	(1.95)	9.35	(1.68)	(1.70)
Total From Investment Operations	0.91	1.20	(1.91)	9.34	(1.64)	(1.69)
Less Distributions:
Distributions from net investment income	(0.02)	—	(0.04)	(0.05)	(0.04)	—
Distributions from net realized gain	—	(0.69)	(3.96)	—	—	(0.63)
Total Distributions	(0.02)	(0.69)	(4.00)	(0.05)	(0.04)	(0.63)
Net Asset Value, End of Period	$21.97	$21.08	$20.57	$26.48	$17.19	$18.87
Total Return[2]	4.31%	6.23%	(9.54)%	54.38%	(8.71)%	(7.69)%
Ratios to Average Net Assets:
Net expenses[3]	1.13%[4]	1.13%	1.13%	1.13%	1.13%	1.13%
Net investment income (loss)	0.33%[4]	0.26%	0.15%	(0.03)%	0.24%	0.07%
Expense waiver/reimbursement[5]	0.26%[4]	0.25%	0.23%	0.29%	0.31%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$120,557	$121,927	$131,704	$101,026	$78,347	$68,546
Portfolio turnover[6]	42%	128%	124%	150%	223%	121%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.48	$17.32	$23.02	$15.03	$16.58	$18.84
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.10)	(0.13)	(0.15)	(0.08)	(0.12)
Net realized and unrealized gain (loss)	0.72	0.95	(1.61)	8.14	(1.47)	(1.51)
Total From Investment Operations	0.68	0.85	(1.74)	7.99	(1.55)	(1.63)
Less Distributions:
Distributions from net realized gain	—	(0.69)	(3.96)	—	—	(0.63)
Net Asset Value, End of Period	$18.16	$17.48	$17.32	$23.02	$15.03	$16.58
Total Return[2]	3.89%	5.35%	(10.30)%	53.16%	(9.35)%	(8.35)%
Ratios to Average Net Assets:
Net expenses[3]	1.99%[4]	1.98%	1.96%	1.88%	1.88%	1.88%
Net investment income (loss)	(0.52)%[4]	(0.59)%	(0.65)%	(0.78)%	(0.51)%	(0.69)%
Expense waiver/reimbursement[5]	0.06%[4]	0.06%	0.08%	0.18%	0.23%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,599	$24,784	$26,809	$29,567	$22,720	$28,411
Portfolio turnover[6]	42%	128%	124%	150%	223%	121%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.11	$21.54	$27.53	$17.87	$19.59	$21.94
Income From Investment Operations:
Net investment income (loss)[1]	0.06	0.10	0.10	0.05	0.09	0.06
Net realized and unrealized gain (loss)	0.93	1.20	(2.04)	9.71	(1.74)	(1.76)
Total From Investment Operations	0.99	1.30	(1.94)	9.76	(1.65)	(1.70)
Less Distributions:
Distributions from net investment income	(0.07)	(0.04)	(0.09)	(0.10)	(0.07)	(0.02)
Distributions from net realized gain	—	(0.69)	(3.96)	—	—	(0.63)
Total Distributions	(0.07)	(0.73)	(4.05)	(0.10)	(0.07)	(0.65)
Net Asset Value, End of Period	$23.03	$22.11	$21.54	$27.53	$17.87	$19.59
Total Return[2]	4.48%	6.47%	(9.31)%	54.73%	(8.45)%	(7.45)%
Ratios to Average Net Assets:
Net expenses[3]	0.88%[4]	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income	0.58%[4]	0.51%	0.40%	0.21%	0.49%	0.31%
Expense waiver/reimbursement[5]	0.15%[4]	0.15%	0.15%	0.15%	0.18%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$900,467	$883,270	$995,056	$843,803	$574,041	$842,221
Portfolio turnover[6]	42%	128%	124%	150%	223%	121%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.12	$21.55	$27.54	$17.87	$19.59	$21.94
Income From Investment Operations:
Net investment income (loss)[1]	0.06	0.11	0.11	0.06	0.09	0.06
Net realized and unrealized gain (loss)	0.93	1.20	(2.05)	9.71	(1.74)	(1.76)
Total From Investment Operations	0.99	1.31	(1.94)	9.77	(1.65)	(1.70)
Less Distributions:
Distributions from net investment income	(0.07)	(0.05)	(0.09)	(0.10)	(0.07)	(0.02)
Distributions from net realized gain	—	(0.69)	(3.96)	—	—	(0.63)
Total Distributions	(0.07)	(0.74)	(4.05)	(0.10)	(0.07)	(0.65)
Net Asset Value, End of Period	$23.04	$22.12	$21.55	$27.54	$17.87	$19.59
Total Return[2]	4.49%	6.47%	(9.30)%	54.79%	(8.44)%	(7.45)%
Ratios to Average Net Assets:
Net expenses[3]	0.87%[4]	0.87%	0.87%	0.87%	0.87%	0.87%
Net investment income	0.59%[4]	0.52%	0.44%	0.24%	0.49%	0.32%
Expense waiver/reimbursement[5]	0.06%[4]	0.06%	0.06%	0.08%	0.08%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$147,684	$133,351	$63,242	$64,191	$47,631	$33,753
Portfolio turnover[6]	42%	128%	124%	150%	223%	121%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities
January 31, 2024 (unaudited)

Assets:
Investment in securities, at value including $12,959,618 of securities loaned and $47,522,124 of investments in affiliated holdings* (identified cost $969,884,890, including $47,515,735 of identified cost in affiliated holdings)	$1,201,321,688
Income receivable	369,955
Income receivable from affiliated holdings	125,048
Receivable for investments sold	5,162,686
Receivable for shares sold	1,912,293
Total Assets	1,208,891,670
Liabilities:
Payable for investments purchased	1,645,182
Payable for shares redeemed	1,131,910
Payable to bank	9,728
Payable for collateral due to broker for securities lending (Note 2)	13,443,917
Payable for investment adviser fee (Note 5)	24,952
Payable for administrative fee (Note 5)	2,587
Payable for Directors’/Trustees’ fees (Note 5)	1,354
Payable for distribution services fee (Note 5)	14,938
Payable for other service fees (Notes 2 and 5)	60,257
Accrued expenses (Note 5)	250,441
Total Liabilities	16,585,266
Net assets for 52,306,218 shares outstanding	$1,192,306,404
Net Assets Consist of:
Paid-in capital	$1,093,480,284
Total distributable earnings (loss)	98,826,120
Total Net Assets	$1,192,306,404
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($120,557,367 ÷ 5,487,390 shares outstanding), no par value, unlimited shares authorized	$21.97
Offering price per share (100/94.50 of $21.97)	$23.25
Redemption proceeds per share	$21.97
Class C Shares:
Net asset value per share ($23,598,798 ÷ 1,299,791 shares outstanding), no par value, unlimited shares authorized	$18.16
Offering price per share	$18.16
Redemption proceeds per share (99.00/100 of $18.16)	$17.98
Institutional Shares:
Net asset value per share ($900,466,674 ÷ 39,107,826 shares outstanding), no par value, unlimited shares authorized	$23.03
Offering price per share	$23.03
Redemption proceeds per share	$23.03
Class R6 Shares:
Net asset value per share ($147,683,565 ÷ 6,411,211 shares outstanding), no par value, unlimited shares authorized	$23.04
Offering price per share	$23.04
Redemption proceeds per share	$23.04

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Operations
Six Months Ended January 31, 2024 (unaudited)

Investment Income:
Dividends (including $547,432 received from affiliated holdings* and net of foreign taxes withheld of $14,445)	$7,605,257
Net income on securities loaned (includes $601,175 earned from affiliated holdings related to cash collateral balances*) (Note 2)	218,337
TOTAL INCOME	7,823,594
Expenses:
Investment adviser fee (Note 5)	4,281,505
Administrative fee (Note 5)	418,246
Custodian fees	30,672
Transfer agent fees (Note 2)	585,508
Directors’/Trustees’ fees (Note 5)	3,351
Auditing fees	15,831
Legal fees	5,326
Portfolio accounting fees	82,506
Distribution services fee (Note 5)	85,187
Other service fees (Notes 2 and 5)	169,657
Share registration costs	40,542
Printing and postage	38,149
Miscellaneous (Note 5)	20,624
TOTAL EXPENSES	5,777,104
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(318,876)
Reimbursement of other operating expenses (Notes 2 and 5)	(461,562)
TOTAL WAIVER AND REIMBURSEMENTS	(780,438)
Net expenses	4,996,666
Net investment income	2,826,928
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(162,269) on sales of investments in affiliated holdings*)	9,041,938
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(3,155,539) on investments in affiliated holdings*)	32,744,738
Net realized and unrealized gain (loss) on investments	41,786,676
Change in net assets resulting from operations	$44,613,604

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2024	Year Ended 7/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,826,928	$5,182,417
Net realized gain (loss)	9,041,938	(133,042,489)
Net change in unrealized appreciation/depreciation	32,744,738	199,468,884
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	44,613,604	71,608,812
Distributions to Shareholders:
Class A Shares	(108,020)	(4,206,905)
Class C Shares	—	(1,019,541)
Institutional Shares	(2,782,523)	(32,515,907)
Class R6 Shares	(425,859)	(1,987,801)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,316,402)	(39,730,154)
Share Transactions:
Proceeds from sale of shares	190,174,570	337,803,209
Net asset value of shares issued to shareholders in payment of distributions declared	3,011,718	37,053,960
Cost of shares redeemed	(205,509,009)	(460,215,776)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,322,721)	(85,358,607)
Change in net assets	28,974,481	(53,479,949)
Net Assets:
Beginning of period	1,163,331,923	1,216,811,872
End of period	$1,192,306,404	$1,163,331,923
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Notes to Financial Statements
January 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of
Semi-Annual Shareholder Report
21

such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a
Semi-Annual Shareholder Report
22

reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
23

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $780,438 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$125,061	$(112,541)
Class C Shares	14,732	—
Institutional Shares	438,142	(349,021)
Class R6 Shares	7,573	—
TOTAL	$585,508	$(461,562)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$141,725
Class C Shares	27,932
TOTAL	$169,657
Semi-Annual Shareholder Report
24

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Semi-Annual Shareholder Report
25

Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$12,959,618	$13,443,917
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	345,219	$7,251,171	594,200	$11,533,484
Shares issued to shareholders in payment of distributions declared	4,329	98,053	204,453	3,853,948
Shares redeemed	(647,492)	(13,091,212)	(1,415,578)	(27,624,558)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(297,944)	$(5,741,988)	(616,925)	$(12,237,126)
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	55,362	$949,745	167,899	$2,732,709
Shares issued to shareholders in payment of distributions declared	—	—	62,196	977,102
Shares redeemed	(173,721)	(2,899,900)	(359,404)	(5,832,724)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(118,359)	$(1,950,155)	(129,309)	$(2,122,913)
Semi-Annual Shareholder Report
26

	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,294,548	$156,342,363	11,225,869	$229,611,353
Shares issued to shareholders in payment of distributions declared	105,903	2,513,068	1,542,190	30,477,693
Shares redeemed	(8,245,163)	(172,959,856)	(19,013,556)	(390,289,089)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(844,712)	$(14,104,425)	(6,245,497)	$(130,200,043)
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,155,528	$25,631,291	4,780,569	$93,925,663
Shares issued to shareholders in payment of distributions declared	16,874	400,597	88,265	1,745,217
Shares redeemed	(790,061)	(16,558,041)	(1,774,824)	(36,469,405)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	382,341	$9,473,847	3,094,010	$59,201,475
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(878,674)	$(12,322,721)	(3,897,721)	$(85,358,607)
4. FEDERAL TAX INFORMATION
At January 31, 2024, the cost of investments for federal tax purposes was $969,884,890. The net unrealized appreciation of investments for federal tax purposes was $231,436,798. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $279,604,284 and unrealized depreciation from investments for those securities having an excess of cost over value of $48,167,486.
As of July 31, 2023, the Fund had a capital loss carryforward of $133,896,025 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$133,896,025	$—	$133,896,025
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2024, the Adviser voluntarily waived $300,925 of its fee and voluntarily reimbursed $461,562 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2024, the Adviser reimbursed $17,951.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$85,187
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2024, FSC retained $8,613 of fees paid by the Fund. For the six months ended January 31, 2024, Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2024, FSC retained $1,412 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended January 31, 2024, FSSC received $1,477 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 2.00%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2024, were as follows:
Purchases	$443,496,404
Sales	$457,211,927
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2024, the Fund had no outstanding loans. During the six months ended January 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2024, there were no outstanding loans. During the six months ended January 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,043.10	$5.80
Class C Shares	$1,000	$1,038.90	$10.20
Institutional Shares	$1,000	$1,044.80	$4.52
Class R6 Shares	$1,000	$1,044.90	$4.47
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.46	$5.74
Class C Shares	$1,000	$1,015.13	$10.08
Institutional Shares	$1,000	$1,020.71	$4.47
Class R6 Shares	$1,000	$1,020.76	$4.42

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class C Shares	1.99%
Institutional Shares	0.88%
Class R6 Shares	0.87%
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes MDT Small Cap Core Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
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Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
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Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
For the periods ended December 31, 2022, the Fund’s performance fell below the Performance Peer Group median for the one-year and five-year periods, and was above the Performance Peer Group median for the three-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the three-year period and underperformed its benchmark index for the one-year and five-year periods. The Board discussed the Fund’s performance with the Adviser, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”).
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The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally
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performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
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Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Semi-Annual Shareholder Report
41

Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report
42

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes MDT Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Small Cap Core Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Semi-Annual Shareholder Report
43

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
44

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report
45

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
46

Federated Hermes MDT Small Cap Core Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
CUSIP 31421R627
36359 (3/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2024

Share Class | Ticker	A | QASGX	C | QCSGX	Institutional | QISGX	R6 | QLSGX

Federated Hermes MDT Small Cap Growth Fund
Fund Established 2005

A Portfolio of Federated Hermes MDT Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2023 through January 31, 2024. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2024, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	21.8%
Information Technology	20.9%
Industrials	20.9%
Consumer Discretionary	11.6%
Financials	5.3%
Consumer Staples	5.2%
Energy	4.7%
Materials	2.9%
Communication Services	2.5%
Real Estate	1.7%
Utilities	0.5%
Securities Lending Collateral[2]	1.5%
Cash Equivalents[3]	1.9%
Other Assets and Liabilities—Net[4]	(1.4)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2024 (unaudited)
Shares			Value
		COMMON STOCKS— 98.0%
		Communication Services— 2.5%
21,546	[1]	CarGurus, Inc.	$ 500,729
284,740	[1]	Cinemark Holdings, Inc.	3,937,954
213,285	[1]	Eventbrite, Inc.	1,785,196
294,677		Gray Television, Inc.	2,814,165
4,545		Shutterstock, Inc.	213,479
224,153	[1]	Vimeo Holdings, Inc.	889,887
18,875	[1]	Yelp, Inc.	825,404
		TOTAL	10,966,814
		Consumer Discretionary— 11.6%
21,636	[1]	Abercrombie & Fitch Co., Class A	2,204,708
55,903	[1]	Brinker International, Inc.	2,392,089
326,335	[1]	Chegg, Inc.	3,214,400
276,773		Clarus Corp.	1,638,496
240,537	[1]	Coursera, Inc.	4,603,878
6,769	[2]	Cracker Barrel Old Country Store, Inc.	523,582
23,239	[1]	Duolingo, Inc.	4,157,225
49,186	[1]	Frontdoor, Inc.	1,611,333
170,856	[1,2]	Groupon, Inc.	2,333,893
1,030		Installed Building Products, Inc.	200,695
17,723		International Game Technology PLC	460,089
9,554	[1]	iRobot Corp.	129,934
10,072	[1]	MCBC Holdings, Inc.	195,095
21,723		Murphy USA, Inc.	7,657,792
105,856	[1]	National Vision Holdings, Inc.	2,012,323
128,863	[1]	PlayAGS, Inc.	1,122,397
85,882	[1,2]	Red Robin Gourmet Burgers	874,279
34,360	[1]	Revolve Group, Inc.	495,128
499,736	[1,2]	Rush Street Interactive, Inc.	2,603,625
1,892	[1]	Shake Shack, Inc.	142,960
10,899	[1]	Stride, Inc.	653,395
21,566		Texas Roadhouse, Inc.	2,711,278
73,809	[1]	Udemy, Inc.	1,003,064
69,422		Upbound Group, Inc.	2,304,810
13,835	[1]	Visteon Corp.	1,595,037
16,566		Wingstop, Inc.	4,656,868
		TOTAL	51,498,373
		Consumer Staples— 5.2%
58,383	[1]	Bellring Brands, Inc.	3,226,829
6,424		Coca-Cola Bottling Co.	5,533,569
37,956	[1]	elf Beauty, Inc.	6,055,121
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Consumer Staples— continued
19,957		Energizer Holdings, Inc.	$ 631,040
65,219	[1]	Herbalife Ltd.	785,889
94,999	[1]	Sprouts Farmers Market, Inc.	4,785,100
22,380		Turning Point Brands, Inc.	543,610
4,860	[1]	Vita Coco Co., Inc./The	95,693
110,122	[1]	Vital Farms, Inc.	1,583,554
		TOTAL	23,240,405
		Energy— 4.7%
4,426		CVR Energy, Inc.	149,289
15,778	[1]	Dorian LPG Ltd.	590,728
96,525		Equitrans Midstream Corp.	983,590
31,081	[1]	Expro Group Holdings NV	547,026
203,109		Liberty Energy, Inc.	4,222,636
109,454	[1]	Oceaneering International, Inc.	2,274,454
29,532		PBF Energy, Inc.	1,491,661
11,262		Permian Resources Corp.	151,812
18,836		SM Energy Co.	698,439
145,797	[1]	US Silica Holdings, Inc.	1,562,944
95,100	[1]	Weatherford International PLC	8,516,205
		TOTAL	21,188,784
		Financials— 5.3%
122,448	[1]	AvidXchange Holdings, Inc.	1,342,030
7,416	[1]	Bancorp, Inc., DE	323,634
99,204	[1]	Cantaloupe, Inc.	675,579
12,659		Evertec, Inc.	508,385
9,480	[1]	Goosehead Insurance, Inc.	731,856
4,540		HCI Group, Inc.	407,102
5,287		Kinsale Capital Group, Inc.	2,101,953
25,245	[1]	LendingTree, Inc.	816,423
77,365	[1]	PROG Holdings, Inc.	2,370,464
11,110		RLI Corp.	1,515,071
8,289		Selective Insurance Group, Inc.	869,185
246,465	[1]	SelectQuote, Inc.	273,576
267,006	[1]	Siriuspoint Ltd.	3,150,671
105,609	[1]	Skyward Specialty Insurance Group, Inc.	3,284,440
290,025	[1]	StoneCo Ltd.	4,985,530
6,811		Tiptree, Inc.	128,932
15,165		Universal Insurance Holdings, Inc.	252,042
		TOTAL	23,736,873
		Health Care— 21.8%
30,937	[1]	Acadia Pharmaceuticals, Inc.	801,578
243,063	[1]	AdaptHealth Corp.	1,754,915
247,593	[1]	ADMA Biologics, Inc.	1,285,008
809,713	[1,2]	Akebia Therapeutics, Inc.	1,360,318
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
33,376	[1]	Alector, Inc.	$ 198,921
183,338	[1]	Alkermes, Inc.	4,959,293
37,097	[1]	Amphastar Pharmaceuticals, Inc.	1,979,496
65,374	[1]	Arcellx, Inc.	4,042,728
204,514	[1]	Arcutis Biotherapeutics, Inc.	1,200,497
10,051	[1]	Arvinas, Inc.	417,116
304,735	[1]	Assembly Biosciences, Inc.	286,481
127,738	[1]	Atea Pharmaceuticals, Inc.	531,390
9,747	[1,2]	Bioxcel Therapeutics, Inc.	31,385
25,820	[1]	Blueprint Medicines Corp.	2,053,465
123,685	[1]	Bridgebio Pharma, Inc.	4,241,159
31,793	[1]	Catalyst Pharmaceutical Partners, Inc.	457,819
575,966	[1]	Codexis, Inc.	1,514,791
108,046	[1]	Collegium Pharmaceutical, Inc.	3,561,196
224,337	[1]	Community Health Systems, Inc.	823,317
18,462	[1]	Corcept Therapeutics, Inc.	389,548
54,417	[1]	Cross Country Healthcare, Inc.	1,156,361
131,902	[1,2]	Cutera, Inc.	348,221
3,133	[1]	CVRx, Inc.	78,701
5,841	[1]	Cymabay Therapeutics, Inc.	137,322
1,269	[1]	Cytokinetics, Inc.	99,147
22,510	[1]	Enanta Pharmaceuticals, Inc.	273,496
6,718		Ensign Group, Inc.	760,612
256,473	[1]	EyePoint Pharmaceuticals, Inc.	6,906,818
342,600	[1]	Fate Therapeutics, Inc.	2,110,416
12,902	[1]	Glaukos Corp.	1,148,665
67,978	[1,2]	Gossamer Bio, Inc.	57,102
11,536	[1]	Haemonetics Corp.	882,043
154,041	[1]	Halozyme Therapeutics, Inc.	5,214,288
163,096	[1]	Harmony Biosciences Holdings, Inc.	5,144,048
254,695	[1]	Hims & Hers Health, Inc.	2,185,283
32,532	[1]	Inmode Ltd.	770,683
18,483	[1]	Ligand Pharmaceuticals, Inc., Class B	1,351,107
55,952	[1,2]	Liquidia Technologies, Inc.	715,067
49,729	[1]	Livanova PLC	2,420,808
212,523	[1]	MacroGenics, Inc.	3,039,079
393,046	[1]	MiMedx Group, Inc.	3,042,176
87,935	[1]	Nevro Corp.	1,456,204
315,180	[1]	NextCure, Inc.	384,520
337,511	[1]	NGM Biopharmaceuticals, Inc.	516,392
82,202	[1]	OptimizeRX Corp	1,160,692
165,160	[1]	Outset Medical, Inc.	502,086
21,078		Owens & Minor, Inc.	415,447
73,432	[1]	Pacira BioSciences, Inc.	2,393,149
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
41,382	[1]	PetIQ, Inc.	$ 743,635
8,691	[1]	PROCEPT BioRobotics Corp.	402,393
113,286	[1,2]	ProKidney Corp.	148,405
159,667	[1]	Puma Biotechnology, Inc.	750,435
96,010	[1]	Relmada Therapeutics, Inc.	377,319
326,274	[1]	Revance Therapeutics, Inc.	1,641,158
3,032	[1]	Rhythm Pharmaceuticals, Inc.	133,741
101,321	[1]	RxSight, Inc.	4,611,119
335,119	[1,2]	Sangamo BioSciences, Inc.	153,149
976,045	[1]	Siga Technologies, Inc.	4,763,100
62,816	[1]	Silk Road Medical, Inc.	950,406
17,401	[1]	Supernus Pharmaceuticals, Inc.	481,660
150,503	[1]	Tactile Systems Technology, Inc.	2,283,130
11,669	[1,2]	UroGen Pharma Ltd.	183,203
50,969	[1]	Vanda Pharmaceuticals, Inc.	183,488
20,407	[1]	Ventyx Biosciences, Inc.	43,059
263,955	[1]	Voyager Therapeutics, Inc.	1,918,953
44,474	[1]	Y-mAbs Therapeutics, Inc.	568,822
		TOTAL	96,897,529
		Industrials— 20.9%
23,054	[1]	APi Group Corp.	726,662
41,070		Apogee Enterprises, Inc.	2,168,907
61,234	[1]	Atkore, Inc.	9,340,022
17,836	[1]	Beacon Roofing Supply, Inc.	1,478,426
31,802	[1]	Blue Bird Corp.	926,392
26,893		Boise Cascade Co.	3,642,926
37,385	[1]	Cimpress PLC	2,812,100
9,702		Comfort Systems USA, Inc.	2,109,894
25,492	[1]	Commercial Vehicle Group, Inc.	165,443
3,177	[1]	Construction Partners, Inc.	144,553
26,482		Emcor Group, Inc.	6,040,809
17,176		EnerSys, Inc.	1,641,510
79,985	[1]	Exlservice Holding, Inc.	2,501,931
23,437	[1]	Fluor Corp.	883,809
79,941	[1]	Forrester Research, Inc.	2,036,897
69,728	[1]	Franklin Covey Co.	2,819,800
100,904	[1]	GMS, Inc.	8,492,081
19,475		Griffon Corp.	1,134,613
45,537		Healthcare Services Group, Inc.	429,869
85,879		Heidrick & Struggles International, Inc.	2,573,794
28,986	[1]	Huron Consulting Group, Inc.	3,000,921
48,981		Hyster-Yale Materials Handling, Inc.	3,219,031
215,978	[1]	JELD-WEN Holding, Inc.	4,017,191
26,437		KForce Com, Inc.	1,806,969
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS— continued
		Industrials— continued
126,506	[1]	Legalzoom.com, Inc.	$ 1,304,277
164,960	[1]	Mistras Group, Inc.	1,281,739
34,622	[1]	MRC Global, Inc.	369,070
11,112	[1]	MYR Group, Inc.	1,598,461
81,043	[1]	NEXTracker, Inc.	3,668,817
54,721	[1]	Parsons Corp.	3,565,073
633,290	[1,2]	SunPower Corp.	1,918,869
2,278		Tennant Co.	215,317
76,421		Terex Corp.	4,694,542
169,096		The Shyft Group, Inc.	1,831,310
2,094	[1]	TriNet Group, Inc.	238,088
71,339		TTEC Holdings, Inc.	1,453,889
10,554		Universal Truckload Services, Inc.	322,108
182,504	[1]	Upwork, Inc.	2,502,130
18,846		Watts Industries, Inc., Class A	3,731,696
6,909	[1]	Willdan Group, Inc.	132,238
		TOTAL	92,942,174
		Information Technology— 20.9%
317,058	[1]	8x8, Inc.	1,065,315
55,209		A10 Networks, Inc.	738,144
5,730	[1]	Alarm.com Holdings, Inc.	348,499
55,142	[1]	Alkami Technology, Inc.	1,357,596
17,368	[1]	AppFolio, Inc.	3,808,108
287,534	[1]	Arlo Technologies, Inc.	2,553,302
268,674	[1]	AvePoint, Inc.	2,068,790
13,193	[1]	Axcelis Technologies, Inc.	1,715,750
2,539		Badger Meter, Inc.	365,591
25,363	[1]	Blackbaud, Inc.	2,052,374
36,710	[1]	Box, Inc.	953,726
78,311	[1]	Braze, Inc.	4,232,710
161,489	[1]	Brightcove, Inc.	369,810
213,700	[1]	Cambium Networks Corp.	908,225
150,628	[1]	Clear Secure, Inc.	2,866,451
90,939	[1]	Clearfield, Inc.	2,290,753
49,221	[1,2]	Coda Octopus Group, Inc.	259,887
111,791	[1]	CommScope Holdings Co., Inc.	259,355
40,468	[1]	Commvault Systems, Inc.	3,710,106
75,696	[1]	Couchbase, Inc.	1,892,400
270,398	[1]	Digital Turbine, Inc.	1,457,445
18,004	[1]	Everbridge, Inc.	402,569
161,146	[1]	Expensify, Inc.	261,057
144,183	[1]	Extreme Networks, Inc.	1,947,912
211,101	[1]	Freshworks, Inc.	4,686,442
34,934	[1]	Intapp, Inc.	1,504,957
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
1,550		InterDigital, Inc.	$ 162,828
1,858	[1]	Itron, Inc.	134,036
429,174	[1]	LivePerson, Inc.	1,201,687
135,522	[1,2]	Maxeon Solar Technologies Ltd.	613,915
82,964	[1]	MaxLinear, Inc.	1,727,310
329,985	[1]	ON24, Inc.	2,524,385
18,737	[1]	Photronics, Inc.	547,495
48,799	[1]	Q2 Holdings, Inc.	2,076,397
35,101	[1]	Qualys, Inc.	6,640,056
9,370	[1]	Rapid7, Inc.	515,631
32,918	[1]	Rimini Street, Inc.	107,971
19,709	[1]	Rogers Corp.	2,271,856
115,245		Sapiens International Corp. NV	3,146,189
35,241	[1]	Secureworks Corp.	242,810
32,825	[1]	Semrush Holdings, Inc.	378,801
5,733	[1]	SPS Commerce, Inc.	1,053,725
160,240	[1]	Squarespace, Inc.	4,967,440
14,067	[1]	Synaptics, Inc.	1,502,496
245,078	[1]	Telos Corp.	990,115
11,947	[1]	Tenable Holdings, Inc.	562,704
452,362	[1]	Unisys Corp.	3,048,920
114,543	[1]	Varonis Systems, Inc.	5,140,690
22,239	[1]	Verint Systems, Inc.	660,276
171,589	[1]	Weave Communications, Inc.	2,151,726
21,949	[1]	Workiva, Inc.	2,039,940
739,493	[1]	Yext, Inc.	4,385,193
		TOTAL	92,871,866
		Materials— 2.9%
7,051		Cabot Corp.	508,377
22,402		Commercial Metals Corp.	1,169,833
146,599	[1]	Constellium SE	2,748,731
19,874		Koppers Holdings, Inc.	1,016,356
55,733	[1]	LSB Industries, Inc.	414,654
1,805		Materion Corp	211,131
15,861		Myers Industries, Inc.	297,394
81,170	[1]	O-I Glass, Inc.	1,181,835
27,875		Orion S.A.	624,400
702		Quaker Chemical Corp.	133,338
86,100	[1,3]	Rentech, Inc.	0
42,429		Ryerson Holding Corp.	1,456,163
2,698		Sylvamo Corp.	125,268
50,983		Warrior Met Coal, Inc.	3,271,579
		TOTAL	13,159,059
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS— continued
		Real Estate— 1.7%
397,831	[1]	Redfin Corp.	$ 3,246,301
163,729		RMR Group, Inc./The	4,271,689
		TOTAL	7,517,990
		Utilities— 0.5%
31,205		Genie Energy Ltd.	580,725
17,306		Otter Tail Corp.	1,564,809
		TOTAL	2,145,534
		TOTAL COMMON STOCKS (IDENTIFIED COST $344,523,375)	436,165,401
		INVESTMENT COMPANIES— 3.4%
6,669,885		Federated Hermes Government Obligations Fund, Premier Shares, 5.26%[4]	6,669,885
8,560,803		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[4]	8,564,227
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $15,234,008)	15,234,112
		TOTAL INVESTMENT IN SECURITIES—101.4% (IDENTIFIED COST $359,757,383)[5]	451,399,513
		OTHER ASSETS AND LIABILITIES - NET—(1.4)%[6]	(6,329,565)
		TOTAL NET ASSETS—100%	$445,069,948
Semi-Annual Shareholder Report
8

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report
9

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended January 31, 2024, were as follows:
Affiliated	Value as of 7/31/2023	Purchases at Cost*	Proceeds from Sales*
Health Care:
Amphastar Pharmaceuticals, Inc.	$6,068,818	$—	$(3,240,866)
Siga Technologies, Inc.**	$8,635,566	$—	$(2,923,059)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$14,704,384	$—	$(6,163,925)
Semi-Annual Shareholder Report
10

Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 1/31/2024	Shares Held as of 1/31/2024	Dividend Income*

$(2,246,994)	$1,398,538	$1,979,496	37,097	$—
$10,209	$(959,616)	$4,763,100	976,045	$—
$(2,236,785)	$438,922	$6,742,596	1,013,142	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At January 31, 2024, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2023	$14,815,356	$4,936,612	$19,751,968
Purchases at Cost	$59,271,124	$57,902,810	$117,173,934
Proceeds from Sales	$(67,416,595)	$(54,280,271)	$(121,696,866)
Change in Unrealized Appreciation/ Depreciation	$—	$34	$34
Net Realized Gain/(Loss)	$—	$5,042	$5,042
Value as of 1/31/2024	$6,669,885	$8,564,227	$15,234,112
Shares Held as of 1/31/2024	6,669,885	8,560,803	15,230,688
Dividend Income	$353,061	$209,413	$562,474

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Semi-Annual Shareholder Report
11

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$397,793,311	$—	$0	$397,793,311
International	38,372,090	—	—	38,372,090
Investment Companies	15,234,112	—	—	15,234,112
TOTAL SECURITIES	$451,399,513	$—	$0	$451,399,513
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.38	$20.80	$33.76	$23.89	$23.30	$25.67
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.03)	(0.04)	(0.15)	(0.07)	(0.08)
Net realized and unrealized gain (loss)	(0.13)	2.24	(4.34)	10.16	0.66	(0.84)
Total From Investment Operations	(0.18)	2.21	(4.38)	10.01	0.59	(0.92)
Less Distributions:
Distributions from net realized gain	—	(0.63)	(8.58)	(0.14)	—	(1.45)
Net Asset Value, End of Period	$22.20	$22.38	$20.80	$33.76	$23.89	$23.30
Total Return[2]	(0.80)%	11.18%	(18.45)%	42.03%	2.53%	(2.83)%
Ratios to Average Net Assets:
Net expenses[3]	1.13%[4]	1.13%	1.13%	1.13%	1.13%	1.13%
Net investment income (loss)	(0.43)%[4]	(0.16)%	(0.16)%	(0.50)%	(0.32)%	(0.36)%
Expense waiver/reimbursement[5]	0.28%[4]	0.24%	0.21%	0.23%	0.30%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$75,722	$80,993	$88,900	$129,226	$92,389	$82,170
Portfolio turnover[6]	39%	138%	140%	163%	227%	142%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.73	$16.75	$28.99	$20.69	$20.32	$22.77
Income From Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.16)	(0.21)	(0.33)	(0.21)	(0.23)
Net realized and unrealized gain (loss)	(0.11)	1.77	(3.45)	8.77	0.58	(0.77)
Total From Investment Operations	(0.22)	1.61	(3.66)	8.44	0.37	(1.00)
Less Distributions:
Distributions from net realized gain	—	(0.63)	(8.58)	(0.14)	—	(1.45)
Net Asset Value, End of Period	$17.51	$17.73	$16.75	$28.99	$20.69	$20.32
Total Return[2]	(1.24)%	10.27%	(19.14)%	40.93%	1.82%	(3.58)%
Ratios to Average Net Assets:
Net expenses[3]	1.99%[4]	1.96%	1.96%	1.88%	1.88%	1.88%
Net investment income (loss)	(1.29)%[4]	(0.99)%	(0.99)%	(1.25)%	(1.07)%	(1.12)%
Expense waiver/reimbursement[5]	0.14%[4]	0.12%	0.12%	0.15%	0.20%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,845	$18,262	$19,373	$28,084	$17,481	$22,639
Portfolio turnover[6]	39%	138%	140%	163%	227%	142%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.07	$22.27	$35.50	$25.05	$24.37	$26.71
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	0.02	0.02	(0.08)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	(0.14)	2.42	(4.67)	10.67	0.70	(0.87)
Total From Investment Operations	(0.16)	2.44	(4.65)	10.59	0.68	(0.89)
Less Distributions:
Distributions from net investment income	(0.01)	(0.01)	—	—	—	—
Distributions from net realized gain	—	(0.63)	(8.58)	(0.14)	—	(1.45)
Total Distributions	(0.01)	(0.64)	(8.58)	(0.14)	—	(1.45)
Net Asset Value, End of Period	$23.90	$24.07	$22.27	$35.50	$25.05	$24.37
Total Return[2]	(0.66)%	11.49%	(18.29)%	42.40%	2.79%	(2.60)%
Ratios to Average Net Assets:
Net expenses[3]	0.88%[4]	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income (loss)	(0.19)%[4]	0.09%	0.08%	(0.25)%	(0.07)%	(0.10)%
Expense waiver/reimbursement[5]	0.25%[4]	0.20%	0.18%	0.16%	0.19%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$200,761	$258,459	$304,721	$428,578	$354,204	$455,597
Portfolio turnover[6]	39%	138%	140%	163%	227%	142%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2024	Year Ended July 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.09	$22.29	$35.51	$25.06	$24.36	$26.70
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	0.02	0.02	(0.08)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	(0.15)	2.42	(4.66)	10.67	0.72	(0.87)
Total From Investment Operations	(0.17)	2.44	(4.64)	10.59	0.70	(0.89)
Less Distributions:
Distributions from net investment income	(0.01)	(0.01)	—	—	—	—
Distributions from net realized gain	—	(0.63)	(8.58)	(0.14)	—	(1.45)
Total Distributions	(0.01)	(0.64)	(8.58)	(0.14)	—	(1.45)
Net Asset Value, End of Period	$23.91	$24.09	$22.29	$35.51	$25.06	$24.36
Total Return[2]	(0.69)%	11.49%	(18.24)%	42.38%	2.87%	(2.60)%
Ratios to Average Net Assets:
Net expenses[3]	0.87%[4]	0.87%	0.87%	0.87%	0.87%	0.87%
Net investment income (loss)	(0.18)%[4]	0.11%	0.10%	(0.24)%	(0.07)%	(0.07)%
Expense waiver/reimbursement[5]	0.14%[4]	0.12%	0.09%	0.09%	0.09%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$152,742	$182,071	$256,060	$309,117	$283,103	$333,059
Portfolio turnover[6]	39%	138%	140%	163%	227%	142%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities
January 31, 2024 (unaudited)

Assets:
Investment in securities, at value including $6,513,731 of securities loaned and $21,976,708 of investments in affiliated holdings* (identified cost $359,757,383, including $22,005,624 of identified cost in affiliated holdings)	$451,399,513
Income receivable	200,870
Income receivable from affiliated holdings	31,222
Receivable for investments sold	1,149,131
Receivable for shares sold	563,560
Total Assets	453,344,296
Liabilities:
Payable for investments purchased	1,201,402
Payable for shares redeemed	147,018
Payable to bank	12,110
Payable for collateral due to broker for securities lending (Note 2)	6,669,885
Payable for investment adviser fee (Note 5)	8,253
Payable for administrative fee (Note 5)	963
Payable for Directors’/Trustees’ fees (Note 5)	821
Payable for distribution services fee (Note 5)	10,173
Payable for other service fees (Notes 2 and 5)	41,900
Accrued expenses (Note 5)	181,823
Total Liabilities	8,274,348
Net assets for 19,103,648 shares outstanding	$445,069,948
Net Assets Consist of:
Paid-in capital	$433,591,039
Total distributable earnings (loss)	11,478,909
Total Net Assets	$445,069,948
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($75,721,637 ÷ 3,411,008 shares outstanding), no par value, unlimited shares authorized	$22.20
Offering price per share (100/94.50 of $22.20)	$23.49
Redemption proceeds per share	$22.20
Class C Shares:
Net asset value per share ($15,845,149 ÷ 904,800 shares outstanding), no par value, unlimited shares authorized	$17.51
Offering price per share	$17.51
Redemption proceeds per share (99.00/100 of $17.51)	$17.33
Institutional Shares:
Net asset value per share ($200,761,055 ÷ 8,400,847 shares outstanding), no par value, unlimited shares authorized	$23.90
Offering price per share	$23.90
Redemption proceeds per share	$23.90
Class R6 Shares:
Net asset value per share ($152,742,107 ÷ 6,386,993 shares outstanding), no par value, unlimited shares authorized	$23.91
Offering price per share	$23.91
Redemption proceeds per share	$23.91

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Operations
Six Months Ended January 31, 2024 (unaudited)

Investment Income:
Dividends (including $209,413 received from affiliated holdings*and net of foreign taxes withheld of $9,893)	$1,417,378
Net income on securities loaned (includes $353,061 earned from affiliated holdings related to cash collateral balances*) (Note 2)	161,368
TOTAL INCOME	1,578,746
Expenses:
Investment adviser fee (Note 5)	1,814,547
Administrative fee (Note 5)	178,081
Custodian fees	22,408
Transfer agent fees (Note 2)	296,307
Directors’/Trustees’ fees (Note 5)	1,988
Auditing fees	15,227
Legal fees	5,326
Portfolio accounting fees	67,971
Distribution services fee (Note 5)	60,635
Other service fees (Notes 2 and 5)	108,758
Share registration costs	33,483
Printing and postage	39,063
Miscellaneous (Note 5)	18,322
TOTAL EXPENSES	2,662,116
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(316,547)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(165,882)
TOTAL WAIVERS AND REIMBURSEMENTS	(482,429)
Net expenses	2,179,687
Net investment loss	(600,941)
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized gain of $443,964 on sales of investments in affiliated holdings*)	(11,970,535)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(2,236,751) on investments in affiliated holdings*)	27,010
Net realized and unrealized gain (loss) on investments	(11,943,525)
Change in net assets resulting from operations	$(12,544,466)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2024	Year Ended 7/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(600,941)	$179,429
Net realized gain (loss)	(11,970,535)	(57,004,841)
Net change in unrealized appreciation/depreciation	27,010	113,583,742
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(12,544,466)	56,758,330
Distributions to Shareholders:
Class A Shares	—	(2,603,153)
Class C Shares	—	(679,479)
Institutional Shares	(98,426)	(7,667,185)
Class R6 Shares	(90,475)	(7,065,520)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(188,901)	(18,015,337)
Share Transactions:
Proceeds from sale of shares	42,053,121	108,452,150
Net asset value of shares issued to shareholders in payment of distributions declared	172,821	16,710,898
Cost of shares redeemed	(124,208,085)	(293,174,418)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(81,982,143)	(168,011,370)
Change in net assets	(94,715,510)	(129,268,377)
Net Assets:
Beginning of period	539,785,458	669,053,835
End of period	$445,069,948	$539,785,458
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Notes to Financial Statements
January 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance
Semi-Annual Shareholder Report
21

with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a
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reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $482,429 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$74,000	$(51,197)
Class C Shares	13,003	—
Institutional Shares	174,214	(114,685)
Class R6 Shares	35,090	—
TOTAL	$296,307	$(165,882)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$88,639
Class C Shares	20,119
TOTAL	$108,758
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Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
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Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$6,513,731	$6,669,885
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	131,288	$2,745,821	364,732	$7,410,545
Shares issued to shareholders in payment of distributions declared	—	—	118,380	2,245,671
Shares redeemed	(339,433)	(7,080,507)	(1,138,869)	(23,147,646)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(208,145)	$(4,334,686)	(655,757)	$(13,491,430)
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	53,335	$872,910	148,712	$2,428,011
Shares issued to shareholders in payment of distributions declared	—	—	44,306	669,467
Shares redeemed	(178,549)	(2,953,742)	(319,656)	(5,189,606)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(125,214)	$(2,080,832)	(126,638)	$(2,092,128)
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	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,003,189	$22,434,561	2,583,227	$56,282,758
Shares issued to shareholders in payment of distributions declared	3,698	91,019	357,614	7,287,807
Shares redeemed	(3,343,247)	(73,413,275)	(5,884,345)	(128,470,285)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,336,360)	$(50,887,695)	(2,943,504)	$(64,899,720)
	Six Months Ended 1/31/2024		Year Ended 7/31/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	715,740	$15,999,829	1,965,413	$42,330,836
Shares issued to shareholders in payment of distributions declared	3,321	81,802	319,036	6,507,953
Shares redeemed	(1,890,164)	(40,760,561)	(6,214,536)	(136,366,881)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(1,171,103)	$(24,678,930)	(3,930,087)	$(87,528,092)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,840,822)	$(81,982,143)	(7,655,986)	$(168,011,370)
4. FEDERAL TAX INFORMATION
At January 31, 2024, the cost of investments for federal tax purposes was $359,757,383. The net unrealized appreciation of investments for federal tax purposes was $91,642,130. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $116,085,242 and unrealized depreciation from investments for those securities having an excess of cost over value of $24,443,112.
As of July 31, 2023, the Fund had a capital loss carryforward of $61,356,307 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$61,356,307	$—	$61,356,307
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2024, the Adviser voluntarily waived $308,376 of its fee and voluntarily reimbursed $165,882 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2024, the Adviser reimbursed $8,171.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$60,635
For the six months ended January 31, 2024, FSC retained $2,732 of fees paid by the Fund.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2024, FSC retained $551 in sales charges from the sale of Class A Shares. FSC also retained $219 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2024, FSSC received $6,323 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 2.01%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2024, were as follows:
Purchases	$175,431,846
Sales	$263,279,859
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care, Information Technology, and Industrials sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2024, the Fund had no outstanding loans. During the six months ended January 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2024, there were no outstanding loans. During the six months ended January 31, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with
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third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$992.00	$5.66
Class C Shares	$1,000	$987.60	$9.94
Institutional Shares	$1,000	$993.40	$4.41
Class R6 Shares	$1,000	$993.10	$4.36
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.46	$5.74
Class C Shares	$1,000	$1,015.13	$10.08
Institutional Shares	$1,000	$1,020.71	$4.47
Class R6 Shares	$1,000	$1,020.76	$4.42

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class C Shares	1.99%
Institutional Shares	0.88%
Class R6 Shares	0.87%
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes MDT Small Cap Growth Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
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Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
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Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2022. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”).
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The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally
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performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated
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Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
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Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes MDT Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Small Cap Growth Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
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the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes MDT Small Cap Growth Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R767
CUSIP 31421R759
CUSIP 31421R619
36367 (3/24)
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not Applicable
(b)	Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes MDT Series

By /S/ Jeremy D. Boughton

Jeremy D. Boughton

Principal Financial Officer

Date March 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 22, 2024

By /S/ Jeremy D. Boughton

Jeremy D. Boughton

Principal Financial Officer

Date March 22, 2024